UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07896

GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Global Growth Fund

Class AAA - GICPX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class AAA	$50	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data began to soften in the second quarter, suggesting tighter monetary policy may be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class AAA	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	10,193	10,071	10,299
6/16	9,673	9,695	10,038
6/17	11,444	11,516	11,973
6/18	13,814	12,752	13,636
6/19	15,226	13,484	14,998
6/20	17,768	13,768	16,666
6/21	24,183	19,175	22,931
6/22	17,090	16,155	17,173
6/23	21,194	18,825	20,525
6/24	27,982	22,474	24,755

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class AAA	24.36%	32.03%	12.94%	10.84%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

Fund Statistics

  Total Net Assets$183,810,147
  Number of Portfolio Holdings43
  Portfolio Turnover Rate14%
  Management Fees$397,996

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
NVIDIA Corp.	10.8%
Microsoft Corp.	5.9%
Amazon.com Inc.	5.9%
Meta Platforms Inc.	5.5%
Alphabet Inc.	5.4%
Netflix Inc.	4.7%
Eli Lilly & Co.	4.6%
Novo Nordisk A/S	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
L'Oreal SA	3.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	22.3%
Communication Services	17.9%
Consumer Discretionary	13.4%
Health Care	12.6%
Information Technology - Software and Services	11.8%
Financials	10.5%
Industrials	5.8%
Consumer Staples	3.1%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	0.9%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	98.3%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	0.9%

The Gabelli Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class AAA - GICPX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GICPX-24-SATSR

The Gabelli Global Growth Fund

Class C - GGGCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class C	$50	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data began to soften in the second quarter, suggesting tighter monetary policy may be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class C	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	10,016	10,071	10,299
6/16	9,342	9,695	10,038
6/17	10,876	11,516	11,973
6/18	12,922	12,752	13,636
6/19	14,006	13,484	14,998
6/20	16,153	13,768	16,666
6/21	21,822	19,175	22,931
6/22	15,271	16,155	17,173
6/23	18,785	18,825	20,525
6/24	24,615	22,474	24,755

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class C	23.38%	31.03%	12.88%	10.39%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

Fund Statistics

  Total Net Assets$183,810,147
  Number of Portfolio Holdings43
  Portfolio Turnover Rate14%
  Management Fees$397,996

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
NVIDIA Corp.	10.8%
Microsoft Corp.	5.9%
Amazon.com Inc.	5.9%
Meta Platforms Inc.	5.5%
Alphabet Inc.	5.4%
Netflix Inc.	4.7%
Eli Lilly & Co.	4.6%
Novo Nordisk A/S	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
L'Oreal SA	3.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	22.3%
Communication Services	17.9%
Consumer Discretionary	13.4%
Health Care	12.6%
Information Technology - Software and Services	11.8%
Financials	10.5%
Industrials	5.8%
Consumer Staples	3.1%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	0.9%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	98.3%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	0.9%

The Gabelli Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C - GGGCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGCX-24-SATSR

The Gabelli Global Growth Fund

Class I - GGGIX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class I	$50	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data began to soften in the second quarter, suggesting tighter monetary policy may be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class I	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	10,258	10,071	10,299
6/16	9,805	9,695	10,038
6/17	11,681	11,516	11,973
6/18	14,184	12,752	13,636
6/19	15,677	13,484	14,998
6/20	18,310	13,768	16,666
6/21	24,919	19,175	22,931
6/22	17,612	16,155	17,173
6/23	21,846	18,825	20,525
6/24	28,850	22,474	24,755

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class I	24.36%	32.06%	12.97%	11.18%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

Fund Statistics

  Total Net Assets$183,810,147
  Number of Portfolio Holdings43
  Portfolio Turnover Rate14%
  Management Fees$397,996

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
NVIDIA Corp.	10.8%
Microsoft Corp.	5.9%
Amazon.com Inc.	5.9%
Meta Platforms Inc.	5.5%
Alphabet Inc.	5.4%
Netflix Inc.	4.7%
Eli Lilly & Co.	4.6%
Novo Nordisk A/S	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
L'Oreal SA	3.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	22.3%
Communication Services	17.9%
Consumer Discretionary	13.4%
Health Care	12.6%
Information Technology - Software and Services	11.8%
Financials	10.5%
Industrials	5.8%
Consumer Staples	3.1%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	0.9%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	98.3%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	0.9%

The Gabelli Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class I - GGGIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGIX-24-SATSR

The Gabelli Global Growth Fund

Class A - GGGAX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class A	$50	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data began to soften in the second quarter, suggesting tighter monetary policy may be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class A	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	9,603	10,071	10,299
6/16	9,672	9,695	10,038
6/17	11,442	11,516	11,973
6/18	13,811	12,752	13,636
6/19	15,218	13,484	14,998
6/20	17,760	13,768	16,666
6/21	24,171	19,175	22,931
6/22	17,079	16,155	17,173
6/23	21,184	18,825	20,525
6/24	27,968	22,474	24,755

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class A	17.20%	24.44%	11.61%	10.18%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

Fund Statistics

  Total Net Assets$183,810,147
  Number of Portfolio Holdings43
  Portfolio Turnover Rate14%
  Management Fees$397,996

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
NVIDIA Corp.	10.8%
Microsoft Corp.	5.9%
Amazon.com Inc.	5.9%
Meta Platforms Inc.	5.5%
Alphabet Inc.	5.4%
Netflix Inc.	4.7%
Eli Lilly & Co.	4.6%
Novo Nordisk A/S	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
L'Oreal SA	3.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	22.3%
Communication Services	17.9%
Consumer Discretionary	13.4%
Health Care	12.6%
Information Technology - Software and Services	11.8%
Financials	10.5%
Industrials	5.8%
Consumer Staples	3.1%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	0.9%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	98.3%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	0.9%

The Gabelli Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A - GGGAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGAX-24-SATSR

The Gabelli Global Content & Connectivity Fund

Class AAA - GABTX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC, the Adviser, believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class AAA	$48	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index and underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, rising demand for AI chips, solid wireless operating performance, or announced  merger and acquisition  transactions.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class AAA	MSCI ACWI Index	MSCI AC World Communication Services Index
6/14	10,000	10,000	10,000
6/15	10,009	10,071	10,126
6/16	9,804	9,695	10,467
6/17	10,384	11,516	10,311
6/18	10,321	12,752	9,962
6/19	10,621	13,484	11,324
6/20	10,296	13,768	12,379
6/21	14,377	19,175	17,627
6/22	10,347	16,155	12,411
6/23	10,961	18,825	13,758
6/24	13,471	22,474	18,241

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class AAA	13.38%	22.89%	4.87%	3.03%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI AC World Communication Services Index	20.56%	32.58%	10.00%	6.20%

Fund Statistics

  Total Net Assets$63,685,441
  Number of Portfolio Holdings49
  Portfolio Turnover Rate6%
  Management Fees$44,001

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
T-Mobile US Inc.	8.9%
Alphabet Inc.	8.1%
Meta Platforms Inc.	7.9%
SoftBank Group Corp.	7.7%
Prosus NV	5.3%
Microsoft Corp.	4.2%
Deutsche Telekom AG	4.0%
United States Cellular Corp.	3.5%
Anterix Inc.	3.1%
Millicom International Cellular SA	3.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.8%
Information Technology	7.9%
Consumer Discretionary	7.7%
Financials	6.3%
Real Estate	4.2%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.7)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.0%
Preferred Stocks	0.9%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.7)%

The Gabelli Global Content & Connectivity Fund

Semi-Annual Shareholder Report - June 30, 2024

Class AAA - GABTX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABTX-24-SATSR

The Gabelli Global Content & Connectivity Fund

Class C - GTCCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC, the Adviser, believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class C	$48	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index and underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, rising demand for AI chips, solid wireless operating performance, or announced  merger and acquisition  transactions.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class C	MSCI ACWI Index	MSCI AC World Communication Services Index
6/14	10,000	10,000	10,000
6/15	9,839	10,071	10,126
6/16	9,468	9,695	10,467
6/17	9,856	11,516	10,311
6/18	9,626	12,752	9,962
6/19	9,735	13,484	11,324
6/20	9,314	13,768	12,379
6/21	12,910	19,175	17,627
6/22	9,201	16,155	12,411
6/23	9,602	18,825	13,758
6/24	11,712	22,474	18,241

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class C	12.91%	21.97%	4.70%	2.56%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI AC World Communication Services Index	20.56%	32.58%	10.00%	6.20%

Fund Statistics

  Total Net Assets$63,685,441
  Number of Portfolio Holdings49
  Portfolio Turnover Rate6%
  Management Fees$44,001

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
T-Mobile US Inc.	8.9%
Alphabet Inc.	8.1%
Meta Platforms Inc.	7.9%
SoftBank Group Corp.	7.7%
Prosus NV	5.3%
Microsoft Corp.	4.2%
Deutsche Telekom AG	4.0%
United States Cellular Corp.	3.5%
Anterix Inc.	3.1%
Millicom International Cellular SA	3.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.8%
Information Technology	7.9%
Consumer Discretionary	7.7%
Financials	6.3%
Real Estate	4.2%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.7)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.0%
Preferred Stocks	0.9%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.7)%

The Gabelli Global Content & Connectivity Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C - GTCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTCCX-24-SATSR

The Gabelli Global Content & Connectivity Fund

Class I - GTTIX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC, the Adviser, believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class I	$48	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index and underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, rising demand for AI chips, solid wireless operating performance, or announced  merger and acquisition  transactions.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class I	MSCI ACWI Index	MSCI AC World Communication Services Index
6/14	10,000	10,000	10,000
6/15	10,036	10,071	10,126
6/16	9,854	9,695	10,467
6/17	10,483	11,516	10,311
6/18	10,500	12,752	9,962
6/19	10,886	13,484	11,324
6/20	10,590	13,768	12,379
6/21	14,782	19,175	17,627
6/22	10,637	16,155	12,411
6/23	11,271	18,825	13,758
6/24	13,853	22,474	18,241

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class I	13.37%	22.91%	4.94%	3.31%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI AC World Communication Services Index	20.56%	32.58%	10.00%	6.20%

Fund Statistics

  Total Net Assets$63,685,441
  Number of Portfolio Holdings49
  Portfolio Turnover Rate6%
  Management Fees$44,001

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
T-Mobile US Inc.	8.9%
Alphabet Inc.	8.1%
Meta Platforms Inc.	7.9%
SoftBank Group Corp.	7.7%
Prosus NV	5.3%
Microsoft Corp.	4.2%
Deutsche Telekom AG	4.0%
United States Cellular Corp.	3.5%
Anterix Inc.	3.1%
Millicom International Cellular SA	3.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.8%
Information Technology	7.9%
Consumer Discretionary	7.7%
Financials	6.3%
Real Estate	4.2%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.7)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.0%
Preferred Stocks	0.9%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.7)%

The Gabelli Global Content & Connectivity Fund

Semi-Annual Shareholder Report - June 30, 2024

Class I - GTTIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTTIX-24-SATSR

The Gabelli Global Content & Connectivity Fund

Class A - GTCAX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC, the Adviser, believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class A	$48	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index and underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, rising demand for AI chips, solid wireless operating performance, or announced  merger and acquisition  transactions.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class A	MSCI ACWI Index	MSCI AC World Communication Services Index
6/14	10,000	10,000	10,000
6/15	9,436	10,071	10,126
6/16	9,805	9,695	10,467
6/17	10,370	11,516	10,311
6/18	10,307	12,752	9,962
6/19	10,609	13,484	11,324
6/20	10,281	13,768	12,379
6/21	14,354	19,175	17,627
6/22	10,332	16,155	12,411
6/23	10,946	18,825	13,758
6/24	13,452	22,474	18,241

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class A	6.84%	15.83%	3.63%	2.40%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI AC World Communication Services Index	20.56%	32.58%	10.00%	6.20%

Fund Statistics

  Total Net Assets$63,685,441
  Number of Portfolio Holdings49
  Portfolio Turnover Rate6%
  Management Fees$44,001

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
T-Mobile US Inc.	8.9%
Alphabet Inc.	8.1%
Meta Platforms Inc.	7.9%
SoftBank Group Corp.	7.7%
Prosus NV	5.3%
Microsoft Corp.	4.2%
Deutsche Telekom AG	4.0%
United States Cellular Corp.	3.5%
Anterix Inc.	3.1%
Millicom International Cellular SA	3.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.8%
Information Technology	7.9%
Consumer Discretionary	7.7%
Financials	6.3%
Real Estate	4.2%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.7)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.0%
Preferred Stocks	0.9%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.7)%

The Gabelli Global Content & Connectivity Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A - GTCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTCAX-24-SATSR

The Gabelli Global Mini Mites Fund

Class A - GMNAX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class A	$43	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and its comparative benchmark, the S&P Developed Small Cap Index. The Mini Mites portfolio underperformed, attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $250 million or less. The environment for small caps remained challenged as large capitalization companies outperformed given continued investor macroeconomic and geopolitical concerns, as well as heighted sensitivity to interest rates.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class A	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
6/19	8,745	9,669	9,038	9,824
6/20	7,686	9,028	8,781	9,283
6/21	14,538	14,628	14,510	14,169
6/22	10,883	10,942	10,843	11,019
6/23	13,102	12,289	11,156	12,531
6/24	14,556	13,525	11,716	13,737

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class A	(11.38)%	4.71%	8.13%	5.66%
Russell 2000 Index	1.73%	10.06%	6.94%	4.75%
MSCI World Micro Cap Index	(0.08)%	5.01%	5.31%	2.92%
S&P Developed Small Cap Index	2.04%	9.62%	6.93%	5.35%

Fund Statistics

  Total Net Assets$10,417,709
  Number of Portfolio Holdings140
  Portfolio Turnover Rate13%
  Management Fees$(37,461)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Tredegar Corp.	4.8%
Park-Ohio Holdings Corp.	3.1%
Twin Disc Inc.	2.3%
Inspired Entertainment Inc.	2.2%
Applied Optoelectronics Inc.	2.1%
Gencor Industries Inc.	2.0%
Tribal Group plc	1.8%
L.B. Foster Co.	1.7%
Avio SpA	1.7%
Myers Industries Inc.	1.7%

Industry Allocation (% of net assets)

Industry Weighting	.
Diversified Industrial	17.5%
U.S. Government Obligations	17.2%
Consumer Products	6.8%
Health Care	5.7%
Entertainment	5.5%
Machinery	4.3%
Equipment and Supplies	3.8%
Business Services	3.6%
Other Industry sectors	35.1%
Other Assets and Liabilities (Net)	0.5%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	82.3%
U.S. Government Obligations	17.2%
Other Assets and Liabilities (Net)	0.5%

The Gabelli Global Mini Mites Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A - GMNAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GMNAX-24-SATSR

The Gabelli Global Mini Mites Fund

Class C - GMNCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class C	$43	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and its comparative benchmark, the S&P Developed Small Cap Index. The Mini Mites portfolio underperformed, attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $250 million or less. The environment for small caps remained challenged as large capitalization companies outperformed given continued investor macroeconomic and geopolitical concerns, as well as heighted sensitivity to interest rates.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class C	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
6/19	9,343	9,669	9,038	9,824
6/20	7,638	9,028	8,781	9,283
6/21	14,369	14,628	14,510	14,169
6/22	10,649	10,942	10,843	11,019
6/23	12,706	12,289	11,156	12,531
6/24	13,990	13,525	11,716	13,737

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class C	(6.93)%	10.10%	9.20%	6.61%
Russell 2000 Index	1.73%	10.06%	6.94%	4.75%
MSCI World Micro Cap Index	(0.08)%	5.01%	5.31%	2.92%
S&P Developed Small Cap Index	2.04%	9.62%	6.93%	5.35%

Fund Statistics

  Total Net Assets$10,417,709
  Number of Portfolio Holdings140
  Portfolio Turnover Rate13%
  Management Fees$(37,461)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Tredegar Corp.	4.8%
Park-Ohio Holdings Corp.	3.1%
Twin Disc Inc.	2.3%
Inspired Entertainment Inc.	2.2%
Applied Optoelectronics Inc.	2.1%
Gencor Industries Inc.	2.0%
Tribal Group plc	1.8%
L.B. Foster Co.	1.7%
Avio SpA	1.7%
Myers Industries Inc.	1.7%

Industry Allocation (% of net assets)

Industry Weighting	.
Diversified Industrial	17.5%
U.S. Government Obligations	17.2%
Consumer Products	6.8%
Health Care	5.7%
Entertainment	5.5%
Machinery	4.3%
Equipment and Supplies	3.8%
Business Services	3.6%
Other Industry sectors	35.1%
Other Assets and Liabilities (Net)	0.5%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	82.3%
U.S. Government Obligations	17.2%
Other Assets and Liabilities (Net)	0.5%

The Gabelli Global Mini Mites Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C - GMNCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GMNCX-24-SATSR

The Gabelli Global Mini Mites Fund

Class I - GGMMX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class I	$43	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and its comparative benchmark, the S&P Developed Small Cap Index. The Mini Mites portfolio underperformed, attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $250 million or less. The environment for small caps remained challenged as large capitalization companies outperformed given continued investor macroeconomic and geopolitical concerns, as well as heighted sensitivity to interest rates.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class I	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
6/19	9,296	9,669	9,038	9,824
6/20	7,718	9,028	8,781	9,283
6/21	14,591	14,628	14,510	14,169
6/22	10,914	10,942	10,843	11,019
6/23	13,151	12,289	11,156	12,531
6/24	14,596	13,525	11,716	13,737

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class I	(6.06)%	10.98%	9.44%	6.80%
Russell 2000 Index	1.73%	10.06%	6.94%	4.75%
MSCI World Micro Cap Index	(0.08)%	5.01%	5.31%	2.92%
S&P Developed Small Cap Index	2.04%	9.62%	6.93%	5.35%

Fund Statistics

  Total Net Assets$10,417,709
  Number of Portfolio Holdings140
  Portfolio Turnover Rate13%
  Management Fees$(37,461)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Tredegar Corp.	4.8%
Park-Ohio Holdings Corp.	3.1%
Twin Disc Inc.	2.3%
Inspired Entertainment Inc.	2.2%
Applied Optoelectronics Inc.	2.1%
Gencor Industries Inc.	2.0%
Tribal Group plc	1.8%
L.B. Foster Co.	1.7%
Avio SpA	1.7%
Myers Industries Inc.	1.7%

Industry Allocation (% of net assets)

Industry Weighting	.
Diversified Industrial	17.5%
U.S. Government Obligations	17.2%
Consumer Products	6.8%
Health Care	5.7%
Entertainment	5.5%
Machinery	4.3%
Equipment and Supplies	3.8%
Business Services	3.6%
Other Industry sectors	35.1%
Other Assets and Liabilities (Net)	0.5%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	82.3%
U.S. Government Obligations	17.2%
Other Assets and Liabilities (Net)	0.5%

The Gabelli Global Mini Mites Fund

Semi-Annual Shareholder Report - June 30, 2024

Class I - GGMMX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGMMX-24-SATSR

The Gabelli Global Mini Mites Fund

Class AAA - GAMNX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class AAA	$43	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and its comparative benchmark, the S&P Developed Small Cap Index. The Mini Mites portfolio underperformed, attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $250 million or less. The environment for small caps remained challenged as large capitalization companies outperformed given continued investor macroeconomic and geopolitical concerns, as well as heighted sensitivity to interest rates.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class AAA	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
6/19	9,290	9,669	9,038	9,824
6/20	7,699	9,028	8,781	9,283
6/21	14,553	14,628	14,510	14,169
6/22	10,886	10,942	10,843	11,019
6/23	13,118	12,289	11,156	12,531
6/24	14,559	13,525	11,716	13,737

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class AAA	(6.06)%	10.98%	9.40%	6.75%
Russell 2000 Index	1.73%	10.06%	6.94%	4.75%
MSCI World Micro Cap Index	(0.08)%	5.01%	5.31%	2.92%
S&P Developed Small Cap Index	2.04%	9.62%	6.93%	5.35%

Fund Statistics

  Total Net Assets$10,417,709
  Number of Portfolio Holdings140
  Portfolio Turnover Rate13%
  Management Fees$(37,461)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Tredegar Corp.	4.8%
Park-Ohio Holdings Corp.	3.1%
Twin Disc Inc.	2.3%
Inspired Entertainment Inc.	2.2%
Applied Optoelectronics Inc.	2.1%
Gencor Industries Inc.	2.0%
Tribal Group plc	1.8%
L.B. Foster Co.	1.7%
Avio SpA	1.7%
Myers Industries Inc.	1.7%

Industry Allocation (% of net assets)

Industry Weighting	.
Diversified Industrial	17.5%
U.S. Government Obligations	17.2%
Consumer Products	6.8%
Health Care	5.7%
Entertainment	5.5%
Machinery	4.3%
Equipment and Supplies	3.8%
Business Services	3.6%
Other Industry sectors	35.1%
Other Assets and Liabilities (Net)	0.5%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	82.3%
U.S. Government Obligations	17.2%
Other Assets and Liabilities (Net)	0.5%

The Gabelli Global Mini Mites Fund

Semi-Annual Shareholder Report - June 30, 2024

Class AAA - GAMNX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAMNX-24-SATSR

The Gabelli Global Rising Income and Dividend Fund

Class AAA - GAGCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Fund’s portfolio manager believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class AAA	$44	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Rising Income and Dividend Fund underperformed its broad-based benchmark, the MSCI World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Index. During the period, the Fund experienced lower inflationary fears and a more normalized supply chain environment, post-COVID, and markets remained quite steady despite ongoing geopolitical tensions. The Fund saw positive performance from several international stock markets, including Japan and Germany.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class AAA	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	10,039	10,197	10,299
6/16	10,173	9,974	10,038
6/17	11,742	11,855	11,973
6/18	12,170	13,242	13,636
6/19	11,936	14,161	14,998
6/20	10,656	14,642	16,666
6/21	15,945	20,451	22,931
6/22	13,413	17,600	17,173
6/23	15,302	20,967	20,525
6/24	15,550	25,317	24,755

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class AAA	(1.58)%	0.39%	5.17%	4.38%
MSCI World Index	12.04%	20.75%	12.32%	9.73%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

Fund Statistics

  Total Net Assets$55,836,380
  Number of Portfolio Holdings172
  Portfolio Turnover Rate2%
  Management Fees$119,748

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.8%
Berkshire Hathaway Inc.	3.3%
Nestlé SA	2.6%
CNH Industrial NV, New York	2.5%
Herc Holdings Inc.	2.2%
Traton SE	2.1%
Enpro Inc.	1.8%
Remy Cointreau SA	1.8%
Landis+Gyr Group AG	1.7%
T-Mobile US Inc.	1.7%

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	14.5%
Financial Services	12.1%
Diversified Industrial	7.7%
Energy and Utilities	6.9%
Electronics	6.8%
Consumer Products	4.9%
Telecommunications	4.8%
Automotive	4.6%
Other Industry sectors	37.5%
Other Assets and Liabilities (Net)	0.2%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	96.2%
U.S. Government Obligations	3.6%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Rising Income and Dividend Fund

Semi-Annual Shareholder Report - June 30, 2024

Class AAA - GAGCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGCX-24-SATSR

The Gabelli Global Rising Income and Dividend Fund

Class C - GACCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Fund’s portfolio manager believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class C	$44	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Rising Income and Dividend Fund underperformed its broad-based benchmark, the MSCI World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Index. During the period, the Fund experienced lower inflationary fears and a more normalized supply chain environment, post-COVID, and markets remained quite steady despite ongoing geopolitical tensions. The Fund saw positive performance from several international stock markets, including Japan and Germany.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class C	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	9,865	10,197	10,299
6/16	9,800	9,974	10,038
6/17	11,136	11,855	11,973
6/18	11,341	13,242	13,636
6/19	10,931	14,161	14,998
6/20	9,630	14,642	16,666
6/21	14,316	20,451	22,931
6/22	11,920	17,600	17,173
6/23	13,480	20,967	20,525
6/24	13,396	25,317	24,755

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class C	(2.58)%	(0.63)%	5.11%	3.94%
MSCI World Index	12.04%	20.75%	12.32%	9.73%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

Fund Statistics

  Total Net Assets$55,836,380
  Number of Portfolio Holdings172
  Portfolio Turnover Rate2%
  Management Fees$119,748

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.8%
Berkshire Hathaway Inc.	3.3%
Nestlé SA	2.6%
CNH Industrial NV, New York	2.5%
Herc Holdings Inc.	2.2%
Traton SE	2.1%
Enpro Inc.	1.8%
Remy Cointreau SA	1.8%
Landis+Gyr Group AG	1.7%
T-Mobile US Inc.	1.7%

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	14.5%
Financial Services	12.1%
Diversified Industrial	7.7%
Energy and Utilities	6.9%
Electronics	6.8%
Consumer Products	4.9%
Telecommunications	4.8%
Automotive	4.6%
Other Industry sectors	37.5%
Other Assets and Liabilities (Net)	0.2%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	96.2%
U.S. Government Obligations	3.6%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Rising Income and Dividend Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C - GACCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GACCX-24-SATSR

The Gabelli Global Rising Income and Dividend Fund

Class I - GAGIX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Fund’s portfolio manager believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class I	$44	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Rising Income and Dividend Fund underperformed its broad-based benchmark, the MSCI World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Index. During the period, the Fund experienced lower inflationary fears and a more normalized supply chain environment, post-COVID, and markets remained quite steady despite ongoing geopolitical tensions. The Fund saw positive performance from several international stock markets, including Japan and Germany.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class I	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	10,066	10,197	10,299
6/16	10,205	9,974	10,038
6/17	11,841	11,855	11,973
6/18	12,349	13,242	13,636
6/19	12,202	14,161	14,998
6/20	10,925	14,642	16,666
6/21	16,346	20,451	22,931
6/22	13,944	17,600	17,173
6/23	15,912	20,967	20,525
6/24	15,968	25,317	24,755

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class I	(1.61)%	0.35%	5.23%	4.64%
MSCI World Index	12.04%	20.75%	12.32%	9.73%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

Fund Statistics

  Total Net Assets$55,836,380
  Number of Portfolio Holdings172
  Portfolio Turnover Rate2%
  Management Fees$119,748

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.8%
Berkshire Hathaway Inc.	3.3%
Nestlé SA	2.6%
CNH Industrial NV, New York	2.5%
Herc Holdings Inc.	2.2%
Traton SE	2.1%
Enpro Inc.	1.8%
Remy Cointreau SA	1.8%
Landis+Gyr Group AG	1.7%
T-Mobile US Inc.	1.7%

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	14.5%
Financial Services	12.1%
Diversified Industrial	7.7%
Energy and Utilities	6.9%
Electronics	6.8%
Consumer Products	4.9%
Telecommunications	4.8%
Automotive	4.6%
Other Industry sectors	37.5%
Other Assets and Liabilities (Net)	0.2%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	96.2%
U.S. Government Obligations	3.6%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Rising Income and Dividend Fund

Semi-Annual Shareholder Report - June 30, 2024

Class I - GAGIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGIX-24-SATSR

The Gabelli Global Rising Income and Dividend Fund

Class A - GAGAX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Fund’s portfolio manager believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class A	$44	0.90%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Rising Income and Dividend Fund underperformed its broad-based benchmark, the MSCI World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Index. During the period, the Fund experienced lower inflationary fears and a more normalized supply chain environment, post-COVID, and markets remained quite steady despite ongoing geopolitical tensions. The Fund saw positive performance from several international stock markets, including Japan and Germany.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class A	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	9,459	10,197	10,299
6/16	10,146	9,974	10,038
6/17	11,716	11,855	11,973
6/18	12,140	13,242	13,636
6/19	11,910	14,161	14,998
6/20	10,634	14,642	16,666
6/21	15,910	20,451	22,931
6/22	13,383	17,600	17,173
6/23	15,269	20,967	20,525
6/24	15,323	25,317	24,755

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class A	(7.24)%	(5.42)%	3.93%	3.74%
MSCI World Index	12.04%	20.75%	12.32%	9.73%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

Fund Statistics

  Total Net Assets$55,836,380
  Number of Portfolio Holdings172
  Portfolio Turnover Rate2%
  Management Fees$119,748

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.8%
Berkshire Hathaway Inc.	3.3%
Nestlé SA	2.6%
CNH Industrial NV, New York	2.5%
Herc Holdings Inc.	2.2%
Traton SE	2.1%
Enpro Inc.	1.8%
Remy Cointreau SA	1.8%
Landis+Gyr Group AG	1.7%
T-Mobile US Inc.	1.7%

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	14.5%
Financial Services	12.1%
Diversified Industrial	7.7%
Energy and Utilities	6.9%
Electronics	6.8%
Consumer Products	4.9%
Telecommunications	4.8%
Automotive	4.6%
Other Industry sectors	37.5%
Other Assets and Liabilities (Net)	0.2%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	96.2%
U.S. Government Obligations	3.6%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Rising Income and Dividend Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A - GAGAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGAX-24-SATSR

The Gabelli International Small Cap Fund

Class AAA - GABOX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC, the Adviser, currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class AAA	$46	0.92%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Small Cap Index. During the period, the Fund saw small cap stocks decline and the largest capitalization stocks rule the markets. In the face of declining inflation, some countries, including Switzerland, Canada, and Sweden, lowered rates, with consensus that the Fed may follow suit. As in previous time periods, high public sector debt continued to limit policy options.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class AAA	MSCI ACWI Index	MSCI EAFE Small Cap Index
6/14	10,000	10,000	10,000
6/15	9,453	10,071	9,955
6/16	9,584	9,695	9,624
6/17	10,841	11,516	11,900
6/18	11,636	12,752	13,429
6/19	10,662	13,484	12,627
6/20	10,968	13,768	12,224
6/21	15,233	19,175	17,296
6/22	10,566	16,155	13,207
6/23	11,883	18,825	14,622
6/24	11,474	22,474	15,836

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class AAA	(3.19)%	(3.44)%	1.48%	1.39%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Small Cap Index	0.85%	8.30%	4.63%	4.70%

Fund Statistics

  Total Net Assets$5,887,341
  Number of Portfolio Holdings55
  Portfolio Turnover Rate3%
  Management Fees$(73,446)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Siegfried Holding AG	4.0%
Chemring Group plc	4.0%
Alamos Gold Inc.	3.7%
Endeavour Mining plc	3.4%
Laurent-Perrier	3.3%
Gerresheimer AG	3.3%
Tamburi Investment Partners SpA	3.0%
Interparfums SA	2.5%
PSI Software SE	2.4%
Osisko Gold Royalties Ltd.	2.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	19.7%
Health Care	18.2%
Consumer Staples	15.9%
Industrials	14.3%
Consumer Discretionary	12.1%
Information Technology	11.8%
Financials	5.1%
U.S. Government Obligations	2.8%
Other Industry sectors	1.1%
Other Assets and Liabilities (Net)	(1.0)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	96.6%
U.S. Government Obligations	2.8%
Preferred Stocks	1.6%
Other Assets and Liabilities (Net)	(1.0)%

The Gabelli International Small Cap Fund

Semi-Annual Shareholder Report - June 30, 2024

Class AAA - GABOX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABOX-24-SATSR

The Gabelli International Small Cap Fund

Class C - GGLCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC, the Adviser, currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class C	$46	0.92%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Small Cap Index. During the period, the Fund saw small cap stocks decline and the largest capitalization stocks rule the markets. In the face of declining inflation, some countries, including Switzerland, Canada, and Sweden, lowered rates, with consensus that the Fed may follow suit. As in previous time periods, high public sector debt continued to limit policy options.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class C	MSCI ACWI Index	MSCI EAFE Small Cap Index
6/14	10,000	10,000	10,000
6/15	9,283	10,071	9,955
6/16	9,253	9,695	9,624
6/17	10,340	11,516	11,900
6/18	10,821	12,752	13,429
6/19	9,646	13,484	12,627
6/20	9,754	13,768	12,224
6/21	13,447	19,175	17,296
6/22	9,241	16,155	13,207
6/23	10,294	18,825	14,622
6/24	9,846	22,474	15,836

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class C	(4.17)%	(4.36)%	1.34%	0.79%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Small Cap Index	0.85%	8.30%	4.63%	4.70%

Fund Statistics

  Total Net Assets$5,887,341
  Number of Portfolio Holdings55
  Portfolio Turnover Rate3%
  Management Fees$(73,446)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Siegfried Holding AG	4.0%
Chemring Group plc	4.0%
Alamos Gold Inc.	3.7%
Endeavour Mining plc	3.4%
Laurent-Perrier	3.3%
Gerresheimer AG	3.3%
Tamburi Investment Partners SpA	3.0%
Interparfums SA	2.5%
PSI Software SE	2.4%
Osisko Gold Royalties Ltd.	2.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	19.7%
Health Care	18.2%
Consumer Staples	15.9%
Industrials	14.3%
Consumer Discretionary	12.1%
Information Technology	11.8%
Financials	5.1%
U.S. Government Obligations	2.8%
Other Industry sectors	1.1%
Other Assets and Liabilities (Net)	(1.0)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	96.6%
U.S. Government Obligations	2.8%
Preferred Stocks	1.6%
Other Assets and Liabilities (Net)	(1.0)%

The Gabelli International Small Cap Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C - GGLCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGLCX-24-SATSR

The Gabelli International Small Cap Fund

Class I - GLOIX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC, the Adviser, currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class I	$46	0.92%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Small Cap Index. During the period, the Fund saw small cap stocks decline and the largest capitalization stocks rule the markets. In the face of declining inflation, some countries, including Switzerland, Canada, and Sweden, lowered rates, with consensus that the Fed may follow suit. As in previous time periods, high public sector debt continued to limit policy options.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class I	MSCI ACWI Index	MSCI EAFE Small Cap Index
6/14	10,000	10,000	10,000
6/15	9,530	10,071	9,955
6/16	9,745	9,695	9,624
6/17	11,083	11,516	11,900
6/18	11,915	12,752	13,429
6/19	10,921	13,484	12,627
6/20	11,231	13,768	12,224
6/21	15,599	19,175	17,296
6/22	10,821	16,155	13,207
6/23	12,163	18,825	14,622
6/24	11,755	22,474	15,836

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class I	(3.19)%	(3.35)%	1.48%	1.63%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Small Cap Index	0.85%	8.30%	4.63%	4.70%

Fund Statistics

  Total Net Assets$5,887,341
  Number of Portfolio Holdings55
  Portfolio Turnover Rate3%
  Management Fees$(73,446)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Siegfried Holding AG	4.0%
Chemring Group plc	4.0%
Alamos Gold Inc.	3.7%
Endeavour Mining plc	3.4%
Laurent-Perrier	3.3%
Gerresheimer AG	3.3%
Tamburi Investment Partners SpA	3.0%
Interparfums SA	2.5%
PSI Software SE	2.4%
Osisko Gold Royalties Ltd.	2.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	19.7%
Health Care	18.2%
Consumer Staples	15.9%
Industrials	14.3%
Consumer Discretionary	12.1%
Information Technology	11.8%
Financials	5.1%
U.S. Government Obligations	2.8%
Other Industry sectors	1.1%
Other Assets and Liabilities (Net)	(1.0)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	96.6%
U.S. Government Obligations	2.8%
Preferred Stocks	1.6%
Other Assets and Liabilities (Net)	(1.0)%

The Gabelli International Small Cap Fund

Semi-Annual Shareholder Report - June 30, 2024

Class I - GLOIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GLOIX-24-SATSR

The Gabelli International Small Cap Fund

Class A - GOCAX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC, the Adviser, currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class A	$46	0.92%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Small Cap Index. During the period, the Fund saw small cap stocks decline and the largest capitalization stocks rule the markets. In the face of declining inflation, some countries, including Switzerland, Canada, and Sweden, lowered rates, with consensus that the Fed may follow suit. As in previous time periods, high public sector debt continued to limit policy options.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class A	MSCI ACWI Index	MSCI EAFE Small Cap Index
6/14	10,000	10,000	10,000
6/15	8,904	10,071	9,955
6/16	9,578	9,695	9,624
6/17	10,839	11,516	11,900
6/18	11,541	12,752	13,429
6/19	10,467	13,484	12,627
6/20	10,721	13,768	12,224
6/21	14,892	19,175	17,296
6/22	10,336	16,155	13,207
6/23	11,618	18,825	14,622
6/24	11,217	22,474	15,836

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class A	(8.77)%	(9.00)%	0.20%	0.56%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Small Cap Index	0.85%	8.30%	4.63%	4.70%

Fund Statistics

  Total Net Assets$5,887,341
  Number of Portfolio Holdings55
  Portfolio Turnover Rate3%
  Management Fees$(73,446)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Siegfried Holding AG	4.0%
Chemring Group plc	4.0%
Alamos Gold Inc.	3.7%
Endeavour Mining plc	3.4%
Laurent-Perrier	3.3%
Gerresheimer AG	3.3%
Tamburi Investment Partners SpA	3.0%
Interparfums SA	2.5%
PSI Software SE	2.4%
Osisko Gold Royalties Ltd.	2.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	19.7%
Health Care	18.2%
Consumer Staples	15.9%
Industrials	14.3%
Consumer Discretionary	12.1%
Information Technology	11.8%
Financials	5.1%
U.S. Government Obligations	2.8%
Other Industry sectors	1.1%
Other Assets and Liabilities (Net)	(1.0)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	96.6%
U.S. Government Obligations	2.8%
Preferred Stocks	1.6%
Other Assets and Liabilities (Net)	(1.0)%

The Gabelli International Small Cap Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A - GOCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GOCAX-24-SATSR

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Global Content & Connectivity Fund Semiannual Report — June 30, 2024	Sergey Dluzhevskiy, CFA, CPA Portfolio Manager BS, Case Western Reserve University MBA, The Wharton School University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Content & Connectivity Fund was 13.4% compared with a total return of 20.6% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Communication Services Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

The Gabelli Global Content & Connectivity Fund

Communication Services	73.8%	Real Estate	4.2%
Information Technology	7.9%	U.S. Government Obligations	0.8%
Consumer Discretionary	7.7%	Other Assets and Liabilities (Net)	(0.7)%
Financials	6.3%		100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

 2

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.0%
	COMMUNICATION SERVICES — 73.8%
	Telecommunication Services — 48.7%
	Wireless Telecommunication Services — 32.6%
	Wireless Telecommunication Services — 32.6%
35,000	America Movil SAB de CV, ADR	$117,403	$595,000
50,000	Anterix Inc.†	1,866,778	1,979,500
10,000	KDDI Corp.	50,648	264,404
80,000	Millicom International Cellular SA, SDR†	1,268,262	1,947,353
100,000	MTN Group Ltd.	424,151	466,864
52,000	Rogers Communications Inc., Cl. B	1,725,544	1,922,960
76,000	SoftBank Group Corp.	3,130,742	4,907,950
32,000	T-Mobile US Inc.	521,168	5,637,760
40,000	United States Cellular Corp.†	1,055,188	2,232,800
90,000	Vodafone Group plc, ADR	859,354	798,300
		11,019,238	20,752,891

	Diversified Telecommunication Services — 16.1%
	Integrated Telecommunication Services — 15.6%
52,000	AT&T Inc.	920,118	993,720
9,052	ATN International Inc.	168,759	206,386
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	499,070	278,214
100,000	Deutsche Telekom AG	1,904,239	2,514,590
65,000	Frontier Communications Parent Inc.†	1,279,742	1,701,700
54,000	Liberty Global Ltd., Cl. C†	592,233	963,900
32,000	Telenor ASA	446,392	364,747
75,000	Telephone and Data Systems Inc.	824,142	1,554,750
35,000	TELUS Corp.	180,401	529,900
20,000	Verizon Communications Inc.	590,235	824,800
		7,405,331	9,932,707

	Alternative Carriers — 0.5%
35,000	Telesat Corp.†	463,431	318,500

	Media & Entertainment — 25.1%
	Interactive Media & Services — 16.0%
	Interactive Media & Services — 16.0%
28,000	Alphabet Inc., Cl. C	1,365,403	5,135,760
10,000	Meta Platforms Inc., Cl. A	1,436,440	5,042,200
		2,801,843	10,177,960

	Entertainment — 5.1%
	Movies & Entertainment — 5.1%
13,000	Atlanta Braves Holdings Inc., Cl. C†	223,677	512,720
			Market
Shares		Cost	Value
225,000	Bollore SE	$1,311,124	$1,320,481
50,000	Manchester United plc, Cl. A†	738,951	807,000
6,500	The Walt Disney Co.	521,557	645,385
		2,795,309	3,285,586

	Media — 4.0%
	Cable & Satellite — 4.0%
48,000	Comcast Corp., Cl. A	1,264,306	1,879,680
120,000	WideOpenWest Inc.†	567,738	649,200
		1,832,044	2,528,880

	TOTAL COMMUNICATION SERVICES	26,317,196	46,996,524

	CONSUMER DISCRETIONARY — 7.7%
	Retailing — 7.7%
	Internet & Direct Marketing Retail — 7.7%
	Internet & Direct Marketing Retail — 7.7%
4,000	Amazon.com Inc.†	439,023	773,000
95,000	Prosus NV	2,816,851	3,383,881
31,000	Zalando SE†	684,968	726,736
		3,940,842	4,883,617

	TOTAL CONSUMER DISCRETIONARY	3,940,842	4,883,617

	INFORMATION TECHNOLOGY — 7.0%
	Software & Services — 4.2%
	Software — 4.2%
	Systems Software — 4.2%
6,000	Microsoft Corp.	743,641	2,681,700

	Technology Hardware & Equipment — 2.8%
	Technology Hardware, Storage & Peripherals — 1.7%
	Technology Hardware, Storage & Peripherals — 1.7%
5,000	Apple Inc.	197,989	1,053,100

	Electronic Equipment, Instruments & Components — 1.1%
	Electronic Equipment & Instruments — 1.1%
8,500	Sony Group Corp., ADR	565,833	722,075

	TOTAL INFORMATION TECHNOLOGY	1,507,463	4,456,875

	FINANCIALS — 6.3%
	Financial Services — 6.3%
	Financial Services — 6.3%
	Multi-Sector Holdings — 3.6%
120,000	Kinnevik AB, Cl. B	1,655,427	984,433
525,000	VNV Global AB†	1,094,856	1,291,820
12,000	Waterloo Investment Holdings Ltd.†(a)	1,432	6,000
		2,751,715	2,282,253

See accompanying notes to financial statements.

 3

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	Financial Services (Continued)
	Financial Services (Continued)
	Transaction & Payment Processing Services — 2.7%
2,000	Mastercard Inc., Cl. A	$292,730	$882,320
15,000	PayPal Holdings Inc.†	1,009,165	870,450
		1,301,895	1,752,770

	Banks — 0.0%
	Banks — 0.0%
	Diversified Banks — 0.0%
58	Nedbank Group Ltd.	622	817

	Insurance — 0.0%
	Insurance — 0.0%
	Life & Health Insurance — 0.0%
4,460	Old Mutual Ltd.(a)	12,500	10

	TOTAL FINANCIALS	4,066,732	4,035,850

	REAL ESTATE — 4.2%
	Real Estate — 4.2%
	Equity Real Estate Investment Trusts — 4.2%
	Specialized REITs — 4.2%
4,500	American Tower Corp., REIT	826,974	874,710
7,500	Crown Castle Inc., REIT	728,314	732,750
1,400	Equinix Inc., REIT	109,097	1,059,240
		1,664,385	2,666,700

	TOTAL REAL ESTATE	1,664,385	2,666,700

	TOTAL COMMON STOCKS	37,496,618	63,039,566

	CLOSED-END FUNDS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
	Retailing — 0.0%
	Internet & Direct Marketing Retail — 0.0%
	Internet & Direct Marketing Retail — 0.0%
5,800	Altaba Inc., Escrow†	0	14,645
			Market
Shares		Cost	Value
	PREFERRED STOCKS — 0.9%
	INFORMATION TECHNOLOGY — 0.9%
	Technology - Hardware and Equipment — 0.9%
	Technology Hardware, Storage & Peripherals — 0.9%
	Technology Hardware, Storage & Peripherals — 0.9%
13,000	Samsung Electronics Co. Ltd., 10.630%	$517,457	$600,654

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$500,000	U.S. Treasury Bills
	5.276% to 5.304%††,
	09/12/24 to 09/19/24	494,416	494,429

	TOTAL INVESTMENTS — 100.7%	$38,508,491	64,149,294

	Other Assets and Liabilities (Net) — (0.7)%		(463,853)

	NET ASSETS — 100.0%		$63,685,441

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	64.2%	$41,204,065
Europe	23.6	15,103,241
Japan	9.2	5,894,429
Latin America	1.4	879,214
Asia/Pacific	0.9	600,654
South Africa	0.7	467,691
	100.0%	$64,149,294

See accompanying notes to financial statements.

 4

The Gabelli Global Content & Connectivity Fund

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $38,508,491)	$64,149,294
Foreign currency, at value (cost $10,476)	14,794
Receivable for investments sold	901,331
Receivable for Fund shares sold	148,039
Receivable from Adviser	42,172
Dividends receivable	75,210
Prepaid expenses	12,560
Total Assets	65,343,400
Liabilities:
Payable to bank	34,926
Payable for investments purchased	1,304,500
Payable for Fund shares redeemed	143,976
Payable for investment advisory fees	51,745
Payable for distribution fees	10,523
Payable for accounting fees	7,500
Other accrued expenses	104,789
Total Liabilities	1,657,959
Net Assets
(applicable to 3,008,548 shares outstanding)	$63,685,441
Net Assets Consist of:
Paid-in capital	$36,264,504
Total distributable earnings	27,420,937
Net Assets	$63,685,441

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($51,377,563 ÷ 2,425,596 shares outstanding; 150,000,000 shares authorized)	$21.18
Class A:
Net Asset Value and redemption price per share ($253,688 ÷ 11,861 shares outstanding; 50,000,000 shares authorized)	$21.39
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.69
Class C:
Net Asset Value and redemption price per share ($210 ÷ 10.02 shares outstanding; 50,000,000 shares authorized)	$20.96
Class I:
Net Asset Value, offering, and redemption price per share ($12,053,980 ÷ 571,081 shares outstanding; 50,000,000 shares authorized)	$21.11

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding
taxes of $18,462)	$432,515
Non-cash dividends	154,448
Interest	7,100
Total Investment Income	594,063
Expenses:
Investment advisory fees.	300,978
Distribution fees - Class AAA	60,833
Distribution fees - Class A	292
Distribution fees - Class C	1
Legal and audit fees	34,285
Shareholder services fees	32,543
Registration expenses.	25,586
Shareholder communications expenses	24,032
Accounting fees	22,500
Custodian fees	10,033
Directors’ fees	5,859
Interest expense	1,108
Miscellaneous expenses	10,915
Total Expenses	528,965
Less:
Expense reimbursements (See Note 3)	(256,977)
Net Expenses	271,988
Net Investment Income	322,075
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	2,156,042
Net realized loss on foreign currency transactions	(1,810)

Net realized gain on investments and foreign currency transactions	2,154,232
Net change in unrealized appreciation/depreciation:
on investments	5,185,308
on foreign currency translations	5,081

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,190,389
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	7,344,621
Net Increase in Net Assets Resulting from Operations	$7,666,696

See accompanying notes to financial statements.

 5

The Gabelli Global Content & Connectivity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$322,075	$201,707
Net realized gain on investments and foreign currency transactions	2,154,232	160,283
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,190,389	11,064,862
Net Increase in Net Assets Resulting from Operations	7,666,696	11,426,852

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(153,363)
Class A	—	(709)
Class C	—	(1)
Class I	—	(34,335)
Total Distributions to Shareholders	—	(188,408)

Capital Share Transactions:
Class AAA	(2,646,771)	(3,659,505)
Class A	(75)	(52,076)
Class C	—	151
Class I	(96,426)	(221,679)
Net Decrease in Net Assets from Capital Share Transactions	(2,743,272)	(3,933,109)
Redemption Fees	200	631
Net Increase in Net Assets	4,923,624	7,305,966
Net Assets:
Beginning of year	58,761,817	51,455,851
End of period	$63,685,441	$58,761,817

See accompanying notes to financial statements.

 6

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement (c)(d)		Portfolio Turnover Rate
Class AAA
2024(e)	$18.68	$0.10	(f)	$2.40	$2.50	$—	$—	$—	$0.00	$21.18	13.38%	$51,377		1.07	%(f)(g)	1.80	%(g)	0.90	%(g)	6%
2023	15.25	0.06		3.43	3.49	(0.06)	—	(0.06)	0.00	18.68	22.89	47,834		0.36		1.90		0.91		11
2022	21.86	0.03		(6.29)	(6.26)	(0.35)	—	(0.35)	0.00	15.25	(28.62)	42,290		0.18		1.81		0.97	(h)	17
2021	22.18	0.56	(f)	0.59	1.15	(0.62)	(0.85)	(1.47)	—	21.86	5.17	65,025		2.33	(f)	1.65		0.90	(h)(i)	26
2020	19.64	0.11	(f)	3.11	3.22	(0.46)	(0.22)	(0.68)	0.00	22.18	16.42	67,239		0.57	(f)	1.77		0.90	(i)	41
2019	18.08	0.32		2.51	2.83	(0.37)	(0.90)	(1.27)	0.00	19.64	15.62	65,024		1.63		1.74		1.69	(i)	14
Class A
2024(e)	$18.87	$0.11	(f)	$2.41	$2.52	$—	$—	$—	$0.00	$21.39	13.35%	$254		1.08	%(f)(g)	1.80	%(g)	0.90	%(g)	6%
2023	15.40	0.06		3.47	3.53	(0.06)	—	(0.06)	0.00	18.87	22.92	224		0.36		1.90		0.91		11
2022	22.07	0.03		(6.35)	(6.32)	(0.35)	—	(0.35)	0.00	15.40	(28.62)	228		0.19		1.81		0.97	(h)	17
2021	22.38	0.56	(f)	0.60	1.16	(0.62)	(0.85)	(1.47)	—	22.07	5.16	428		2.30	(f)	1.65		0.90	(h)(i)	26
2020	19.81	0.11	(f)	3.14	3.25	(0.46)	(0.22)	(0.68)	0.00	22.38	16.43	422		0.59	(f)	1.77		0.90	(i)	41
2019	18.23	0.36		2.50	2.86	(0.38)	(0.90)	(1.28)	0.00	19.81	15.64	374		1.80		1.74		1.68	(i)	14
Class C
2024(e)	$18.47	$0.10	(f)	$2.39	$2.49	$—	$—	$—	$—	$20.96	13.91%	$0	(j)	1.05	%(f)(g)	1.99	%(g)	0.90	%(g)	6%
2023	12.00	0.06		6.47	6.53	(0.06)	—	(0.06)	—	18.47	54.42	0	(j)	0.38		2.64		0.91		11
2022	21.24	0.02		(9.26)	(9.24)	—	—	—	—	12.00	(43.50)	0	(j)	0.12		2.56		0.97	(h)	17
2021	21.59	0.64	(f)	0.48	1.12	(0.62)	(0.85)	(1.47)	—	21.24	5.17	3		2.76	(f)	2.40		0.91	(h)(i)	26
2020	19.13	0.10	(f)	3.04	3.14	(0.46)	(0.22)	(0.68)	—	21.59	16.44	49		0.54	(f)	2.52		0.90	(i)	41
2019	17.45	0.04		2.55	2.59	(0.01)	(0.90)	(0.91)	0.00	19.13	14.81	84		0.19		2.49		2.45	(i)	14
Class I
2024(e)	$18.62	$0.10	(f)	$2.39	$2.49	$—	$—	$—	$0.00	$21.11	13.37%	$12,054		1.07	%(f)(g)	1.55	%(g)	0.90	%(g)	6%
2023	15.20	0.06		3.42	3.48	(0.06)	—	(0.06)	0.00	18.62	22.90	10,704		0.36		1.65		0.91		11
2022	21.79	0.03		(6.27)	(6.24)	(0.35)	—	(0.35)	0.00	15.20	(28.62)	8,938		0.18		1.56		0.97	(h)	17
2021	22.11	0.55	(f)	0.60	1.15	(0.62)	(0.85)	(1.47)	—	21.79	5.18	13,523		2.32	(f)	1.40		0.90	(h)(i)	26
2020	19.58	0.11	(f)	3.10	3.21	(0.46)	(0.22)	(0.68)	0.00	22.11	16.42	13,931		0.58	(f)	1.52		0.90	(i)	41
2019	18.03	0.46		2.51	2.97	(0.52)	(0.90)	(1.42)	0.00	19.58	16.42	12,495		2.33		1.49		0.99	(i)	14

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $256,977, $527,312, $490,627, $589,925, $591,218, and $91,150 for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90% and 0.96% for each Class for the years ended December 31, 2023 and 2022, respectively. For the six months ended June 30, 2024 and the years ended December 31, 2021, 2020, and 2019, the effect of interest expense was minimal.

(e)	For the six months ended June 30, 2024, unaudited.

(f)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.05, $0.05, and $0.09 (Class AAA), $0.06, $0.04, and $0.09 (Class A), $0.05, $0.15, and $0.08 (Class C), and $0.05, $0.05, and $0.09 (Class I), and the net investment income ratios would have been 0.56%, 0.20%, and 0.45% (Class AAA), 0.57%, 0.18%, and 0.47% (Class A), 0.54%, 0.63%, and 0.41% (Class C), and 0.55%, 0.20%, and 0.46% (Class I) for the six months ended June 30, 2024 and the years ended December 31, 2021 and 2020, respectively.

(g)	Annualized.

(h)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% and 0.90% for each Class.

(i)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2021, 2020, and 2019, there was no impact to the expense ratios.

(j)	Actual number of shares outstanding is 10.02, 10.02, and 0.02 for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively.

See accompanying notes to financial statements.

7

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Content & Connectivity Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund commenced investment operations on November 1, 1993.

The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

8

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communication Services	$46,718,310	—	$278,214	$46,996,524
Financials	4,029,840	—	6,010	4,035,850
Other Industries (b)	12,007,192	—	—	12,007,192
Total Common Stocks	62,755,342	—	284,224	63,039,566
Closed-End Funds (b)	—	$14,645	—	14,645
Preferred Stocks (b)	600,654	—	—	600,654
U.S. Government Obligations	—	494,429	—	494,429
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$63,355,996	$509,074	$284,224	$64,149,294

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers into or out of Level 3 during the six months ended June 30, 2024. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations

9

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar

10

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2024, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$188,408
Total distributions paid	$188,408

11

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. As of December 31, 2023, the Fund has a short term capital loss carryforward with no expiration of $260,802 and a long term capital loss carryforward with no expiration of $93,502.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$38,521,841	$26,971,490	$(1,344,037)	$25,627,453

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2025, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2024, the Adviser reimbursed expenses in the amount of $256,977. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is

12

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

renewable annually. At June 30, 2024, the cumulative contingent amount which the Fund may repay the Adviser, subject to the terms above, is $1,274,916:

For the year ended December 31, 2022, expiring December 31, 2024	$490,627
For the year ended December 31, 2023, expiring December 31, 2025	527,312
For the six months ended June 30, 2024, expiring December 31, 2026	256,977
$1,274,916

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $3,838,158 and $5,895,239, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid brokerage commissions on security trades of $206 to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2024, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 15 days of borrowings during the six months ended June 30, 2024 was $323,133 with a weighted average interest rate of 6.58%. The maximum amount borrowed at any time during the six months ended June 30, 2024 was $489,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds

13

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2024 and the year ended December 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,858	$36,365	12,289	$214,152
Shares issued upon reinvestment of distributions	–	–	7,830	145,873
Shares redeemed	(136,592)	(2,683,136)	(232,358)	(4,019,530)
Net decrease	(134,734)	$(2,646,771)	(212,239)	$(3,659,505)

Class A
Shares sold	–	–	8	$156
Shares issued upon reinvestment of distributions	–	–	29	553
Shares redeemed	(4)	$(75)	(3,001)	(52,785)
Net decrease	(4)	$(75)	(2,964)	$(52,076)

Class C
Shares issued upon reinvestment of distributions	–	–	10	$151
Net increase	–	–	10	$151

Class I
Shares sold	31,380	$616,307	37,489	$642,576
Shares issued upon reinvestment of distributions	–	–	1,689	31,356
Shares redeemed	(35,257)	(712,733)	(52,246)	(895,611)
Net decrease	(3,877)	$(96,426)	(13,068)	$(221,679)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roader
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q224SAR

GABELLI
FUNDS

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

Semiannual Report
June 30, 2024

The Gabelli Global Growth Fund

Semiannual Report — June 30, 2024

(Y)our Portfolio Management Team

Caesar M. P. Bryan Portfolio Manager	Howard F. Ward, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return per Class I Share of The Gabelli Global Growth Fund was 24.4% compared with a total return of 11.6% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

The Gabelli Global Growth Fund

Information Technology - Semiconductors, Hardware, and Equipment	22.3%
Communication Services	17.9%
Consumer Discretionary	13.4%
Health Care	12.6%
Information Technology - Software and Services	11.8%
Financials	10.5%
Industrials	5.8%
Consumer Staples	3.1%
Materials	0.9%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	0.9%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Growth Fund

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.3%
	INFORMATION TECHNOLOGY - SEMICONDUCTORS, HARDWARE, AND EQUIPMENT — 22.3%
24,300	Apple Inc.	$377,306	$5,118,066
9,600	Applied Materials Inc.	2,018,232	2,265,504
4,750	ASML Holding NV	2,011,565	4,857,968
16,830	Eaton Corp. plc	3,581,913	5,277,046
8,200	Keyence Corp.	343,744	3,588,961
160,500	NVIDIA Corp.	3,041,438	19,828,170
		11,374,198	40,935,715
	COMMUNICATION SERVICES — 17.9%
16,200	Alphabet Inc., Cl. A	238,018	2,950,830
37,920	Alphabet Inc., Cl. C	2,360,307	6,955,286
20,000	Meta Platforms Inc., Cl. A	3,709,242	10,084,400
12,800	Netflix Inc.†	3,789,492	8,638,464
13,400	Spotify Technology SA†	2,383,463	4,204,786
		12,480,522	32,833,766
	CONSUMER DISCRETIONARY — 13.4%
56,000	Amazon.com Inc.†	3,606,212	10,822,000
390	Booking Holdings Inc.	1,246,521	1,544,985
52,000	Chipotle Mexican Grill Inc.†	1,645,829	3,257,800
2,000	Christian Dior SE	290,698	1,454,304
8,135	LVMH Moet Hennessy Louis Vuitton SE	3,423,282	6,245,980
35,100	On Holding AG, Cl. A†	1,234,544	1,361,880
		11,447,086	24,686,949
	HEALTH CARE — 12.6%
9,320	Eli Lilly & Co.	4,234,725	8,438,142
8,400	Intuitive Surgical Inc.†	2,520,083	3,736,740
46,200	Novo Nordisk A/S, ADR	3,495,516	6,594,588
7,480	Stryker Corp.	2,418,342	2,545,070
3,450	Thermo Fisher Scientific Inc.	473,104	1,907,850
		13,141,770	23,222,390
	INFORMATION TECHNOLOGY - SOFTWARE AND SERVICES — 11.8%
2,310	Adobe Inc.†	157,141	1,283,297
4,330	Cadence Design Systems Inc.†	1,008,211	1,332,558
8,530	CrowdStrike Holdings Inc., Cl. A†	1,189,638	3,268,611
2,910	Intuit Inc.	1,204,206	1,912,481
24,400	Microsoft Corp.	786,952	10,905,580
3,760	ServiceNow Inc.†	895,359	2,957,879
		5,241,507	21,660,406
	FINANCIALS — 10.5%
9,705	Chubb Ltd.	2,132,764	2,475,552
169,000	Investor AB, Cl. B	2,383,031	4,631,118
25,500	KKR & Co. Inc.	2,575,602	2,683,620
Shares		Cost	Market Value
7,500	Mastercard Inc., Cl. A	$398,818	$3,308,700
4,020	S&P Global Inc.	746,205	1,792,920
17,000	Visa Inc., Cl. A	301,339	4,461,990
		8,537,759	19,353,900
	INDUSTRIALS — 5.8%
10,800	GE Vernova Inc.†	1,534,121	1,852,308
16,850	General Electric Co.	2,485,408	2,678,644
4,000	Schneider Electric SE	1,018,892	958,983
15,800	Trane Technologies plc	3,216,017	5,197,094
		8,254,438	10,687,029
	CONSUMER STAPLES — 3.1%
12,750	L’Oreal SA	2,720,046	5,612,111

	MATERIALS — 0.9%
3,900	Linde plc	1,455,680	1,711,359

	TOTAL COMMON STOCKS	74,653,006	180,703,625

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$1,380,000	U.S. Treasury Bills,
	5.283% to 5.304%††,
	09/05/24 to 09/26/24	1,366,024	1,366,080

	TOTAL INVESTMENTS — 99.1%	$76,019,030	182,069,705
	Other Assets and Liabilities (Net) — 0.9%		1,740,442
	NET ASSETS — 100.0%		$183,810,147

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
United States	74.1%	$134,886,381
Europe	23.9	43,594,362
Japan	2.0	3,588,962
	100.0%	$182,069,705

See accompanying notes to financial statements.

3

The Gabelli Global Growth Fund

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $76,019,030)	$182,069,705
Cash	15,916
Foreign currency, at value (cost $15,567)	15,540
Receivable for investments sold	1,891,760
Receivable for Fund shares sold	564,839
Receivable from Adviser	74,178
Dividends receivable	56,658
Prepaid expenses	13,378
Total Assets	184,701,974
Liabilities:
Payable for Fund shares redeemed	533,503
Payable for investment advisory fees	149,926
Payable for distribution fees	23,390
Payable for accounting fees	7,500
Payable for shareholder communications	60,211
Other accrued expenses	117,297
Total Liabilities	891,827
Net Assets
(applicable to 3,200,124 shares outstanding)	$183,810,147
Net Assets Consist of:
Paid-in capital	$79,788,680
Total distributable earnings	104,021,467
Net Assets	$183,810,147
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($105,231,167 ÷ 1,848,827 shares outstanding; 75,000,000 shares authorized)	$56.92
Class A:
Net Asset Value and redemption price per share ($5,272,402 ÷ 92,695 shares outstanding; 50,000,000 shares authorized)	$56.88
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$60.35
Class C:
Net Asset Value and redemption price per share ($932,632 ÷ 20,333 shares outstanding; 25,000,000 shares authorized)	$45.87
Class I:
Net Asset Value, offering, and redemption price per share ($72,373,946 ÷ 1,238,269 shares outstanding; 25,000,000 shares authorized)	$58.45

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $43,847)	$545,339
Interest	39,012
Total Investment Income	584,351
Expenses:
Investment advisory fees	840,036
Distribution fees - Class AAA	122,289
Distribution fees - Class A	5,715
Distribution fees - Class C	4,893
Shareholder services fees	47,132
Shareholder communications expenses	36,455
Legal and audit fees	34,311
Registration expenses	32,913
Accounting fees	22,500
Directors’ fees	15,796
Custodian fees	13,727
Interest expense	899
Miscellaneous expenses	22,305
Total Expenses	1,198,971
Less:
Expense reimbursements (See Note 3)	(442,040)
Net Expenses	756,931
Net Investment Loss	(172,580)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	6,726,055
Net realized gain on foreign currency transactions	1,135
Net realized gain on investments and foreign currency transactions	6,727,190
Net change in unrealized appreciation/depreciation: on investments	29,636,663
on foreign currency translations	(4,467)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	29,632,196
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	36,359,386
Net Increase in Net Assets Resulting from Operations	$36,186,806

See accompanying notes to financial statements.

4

The Gabelli Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Operations:
Net investment loss	$(172,580)	$(261,060)
Net realized gain on investments and foreign currency transactions	6,727,190	4,159,268
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	29,632,196	37,877,498
Net Increase in Net Assets Resulting from Operations	36,186,806	41,775,706

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(260,792)
Class A	—	(11,634)
Class C	—	(3,444)
Class I	—	(160,266)
	—	(436,136)
Return of capital
Class AAA	—	(6,126)
Class A	—	(273)
Class C	—	(81)
Class I	—	(3,765)
	—	(10,245)
Total Distributions to Shareholders	—	(446,381)

Capital Share Transactions:
Class AAA	(5,306,073)	(7,956,793)
Class A	321,664	28,713
Class C	(230,232)	(186,309)
Class I	1,958,917	(13,069,374)
Net Decrease in Net Assets from Capital Share Transactions	(3,255,724)	(21,183,763)
Redemption Fees	756	65
Net Increase in Net Assets	32,931,838	20,145,627
Net Assets:
Beginning of year	150,878,309	130,732,682
End of period	$183,810,147	$150,878,309

See accompanying notes to financial statements.

5

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2024(d)	$45.77	$(0.05)	$11.20	$11.15	$—		$—	$—		$—	$0.00	$56.92	24.36%	$105,231	(0.21	)%(e)	1.52	%(e)	0.90	%(e)	14%
2023	34.14	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.77	34.47	89,342	(0.18)		1.61		0.90		37
2022	54.68	(0.14)	(20.34)	(20.48)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.14	(37.45)	73,186	(0.34)		1.52		0.90	(f)(g)	36
2021	47.04	(0.25)	10.19	9.94	(0.02)		(2.28)	—		(2.30)	0.00	54.68	21.10	126,055	(0.49)		1.50		0.91	(f)	49
2020	35.56	(0.05)	12.64	12.59	(0.09)		(1.02)	—		(1.11)	0.00	47.04	35.43	115,210	(0.14)		1.57		0.90		50
2019	29.94	(0.07)	9.29	9.22	—		(3.60)	—		(3.60)	0.00	35.56	30.73	88,287	(0.21)		1.63		1.22		78
Class A
2024(d)	$45.74	$(0.05)	$11.19	$11.14	$—		$—	$—		$—	$0.00	$56.88	24.36%	$5,272	(0.20	)%(e)	1.52	%(e)	0.90	%(e)	14%
2023	34.11	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.74	34.50	3,973	(0.19)		1.61		0.90		37
2022	54.64	(0.14)	(20.33)	(20.47)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.11	(37.46)	2,957	(0.35)		1.52		0.90	(f)(g)	36
2021	47.01	(0.25)	10.18	9.93	(0.02)		(2.28)	—		(2.30)	0.00	54.64	21.09	5,252	(0.49)		1.50		0.91	(f)	49
2020	35.55	(0.05)	12.62	12.57	(0.09)		(1.02)	—		(1.11)	0.00	47.01	35.38	4,804	(0.12)		1.57		0.90		50
2019	29.93	(0.08)	9.30	9.22	—		(3.60)	—		(3.60)	0.00	35.55	30.74	5,332	(0.21)		1.63		1.22		78
Class C
2024(d)	$36.88	$(0.04)	$9.03	$8.99	$—		$—	$—		$—	$0.00	$45.87	24.38%	$933	(0.20	)%(e)	2.27	%(e)	0.90	%(e)	14%
2023	27.53	(0.06)	9.55	9.49	(0.14)		—	(0.00	)(b)	(0.14)	0.00	36.88	34.46	952	(0.19)		2.36		0.90		37
2022	44.09	(0.12)	(16.39)	(16.51)	(0.00	)(b)	(0.05)	—		(0.05)	0.00	27.53	(37.45)	881	(0.36)		2.27		0.90	(f)(g)	36
2021	38.30	(0.21)	8.30	8.09	(0.02)		(2.28)	—		(2.30)	0.00	44.09	21.08	2,411	(0.49)		2.25		0.91	(f)	49
2020	29.11	(0.04)	10.34	10.30	(0.09)		(1.02)	—		(1.11)	0.00	38.30	35.41	2,376	(0.12)		2.32		0.90		50
2019	25.18	(0.25)	7.78	7.53	—		(3.60)	—		(3.60)	0.00	29.11	29.82	2,598	(0.84)		2.38		1.87		78
Class I
2024(d)	$47.00	$(0.05)	$11.50	$11.45	$—		$—	$—		$—	$0.00	$58.45	24.36%	$72,374	(0.20	)%(e)	1.27	%(e)	0.90	%(e)	14%
2023	35.05	(0.08)	12.17	12.09	(0.14)		—	(0.00	)(b)	(0.14)	0.00	47.00	34.48	56,611	(0.18)		1.36		0.90		37
2022	56.12	(0.14)	(20.87)	(21.01)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	35.05	(37.43)	53,709	(0.35)		1.27		0.90	(f)(g)	36
2021	48.23	(0.26)	10.45	10.19	(0.02)		(2.28)	—		(2.30)	0.00	56.12	21.10	106,107	(0.50)		1.25		0.91	(f)	49
2020	36.45	(0.08)	12.97	12.89	(0.09)		(1.02)	—		(1.11)	0.00	48.23	35.39	70,888	(0.18)		1.32		0.90		50
2019	30.55	0.01	9.49	9.50	—		(3.60)	—		(3.60)	0.00	36.45	31.03	16,566	0.03		1.38		0.99		78

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $442,040, $882,743, $880,676, $1,048,506, $876,253, and $412,641 for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

(d)	For the six months ended June 30, 2024, unaudited.

(e)	Annualized.

(f)	The Fund incurred tax expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2021, if tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022, there was no impact to the expense ratios.

See accompanying notes to financial statements.

6

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Global Growth Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

7

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Consumer Discretionary	$16,986,665	$7,700,284	$24,686,949
Consumer Staples	—	5,612,111	5,612,111
Financials	14,722,782	4,631,118	19,353,900
Industrials	9,728,046	958,983	10,687,029
Information Technology - Semiconductors, Hardware, and Equipment	37,346,754	3,588,961	40,935,715
Other Industries (a)	79,427,921	—	79,427,921
Total Common Stocks	158,212,168	22,491,457	180,703,625
U.S. Government Obligations	—	1,366,080	1,366,080
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$158,212,168	$23,857,537	$182,069,705

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2024 and December 31, 2023. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

8

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

9

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$436,136
Return of capital	10,245
Total distributions paid	$446,381

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. As of December 31, 2023, the Fund has a short term capital loss carryforward with no expiration of $6,779,678.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$76,098,913	$106,110,587	$(139,795)	$105,970,792

10

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2025, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2024, the Adviser reimbursed the Fund in the amount of $442,040. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $2,205,459:

For the year ended December 31, 2022, expiring December 31, 2024	$880,676
For the year ended December 31, 2023, expiring December 31, 2025	882,743
For the six months ended June 30, 2024, expiring December 31, 2026	442,040
$2,205,459

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $23,214,178 and $29,228,592, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid brokerage commissions on security trades of $42 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $2,050 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

11

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2024, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for the five days of borrowings during the six months ended June 30, 2024 was $206,200 with a weighted average interest rate of 6.58%. The maximum amount borrowed at any time during the six months ended June 30, 2024 was $240,000.

8.  Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2024 and the year ended December 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

12

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	12,897	$685,325	16,251	$645,394
Shares issued upon reinvestment of distributions	—	—	5,587	256,436
Shares redeemed	(116,071)	(5,991,398)	(213,806)	(8,858,623)
Net decrease	(103,174)	$(5,306,073)	(191,968)	$(7,956,793)
Class A
Shares sold	12,244	$646,810	14,860	$617,664
Shares issued upon reinvestment of distributions	—	—	246	11,301
Shares redeemed	(6,412)	(325,146)	(14,942)	(600,252)
Net increase	5,832	$321,664	164	$28,713
Class C
Shares issued upon reinvestment of distributions	—	—	95	$3,525
Shares redeemed	(5,494)	$(230,232)	(6,265)	(189,834)
Net decrease	(5,494)	$(230,232)	(6,170)	$(186,309)
Class I
Shares sold	146,959	$7,910,217	176,877	$7,525,496
Shares issued upon reinvestment of distributions	—	—	3,464	163,257
Shares redeemed	(113,194)	(5,951,300)	(508,150)	(20,758,127)
Net increase/(decrease)	33,765	$1,958,917	(327,809)	$(13,069,374)

9.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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The Gabelli Global Rising Income and Dividend Fund

Semiannual Report — June 30, 2024

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund was (1.6)% compared with a total return of 12.0% for the Morgan Stanley Capital International (MSCI) World Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

The Gabelli Global Rising Income and Dividend Fund

Food and Beverage	14.5%	Health Care	2.2%
Financial Services	12.1%	Broadcasting	2.0%
Diversified Industrial	7.7%	Cable and Satellite	1.7%
Energy and Utilities	6.9%	Aerospace and Defense	1.7%
Electronics	6.8%	Hotels and Gaming	1.4%
Consumer Products	4.9%	Specialty Chemicals	1.4%
Telecommunications	4.8%	Consumer Services	1.4%
Automotive	4.6%	Business Services	1.4%
Entertainment	4.1%	Retail	1.2%
Building and Construction	3.7%	Computer Software and Services	1.1%
Machinery	3.6%	Automotive: Parts and Accessories	1.0%
U.S. Government Obligations	3.6%	Publishing	0.1%
Wireless Telecommunications	3.6%	Other Assets and Liabilities (Net)	0.2%
Equipment and Supplies	2.3%		100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

 2

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 96.2%
	Aerospace and Defense — 1.7%
1,600	L3Harris Technologies Inc.	$126,334	$359,328
100,000	Rolls-Royce Holdings plc†	276,321	577,441
		402,655	936,769
	Automotive — 4.6%
18,500	Daimler Truck Holding AG	513,134	736,433
50,000	Iveco Group NV	339,875	560,642
35,000	Traton SE	601,535	1,145,113
1,000	Volkswagen AG	167,644	120,054
		1,622,188	2,562,242
	Automotive: Parts and Accessories — 1.0%
20,000	Dana Inc.	312,587	242,400
2,000	Genuine Parts Co.	179,604	276,640
800	Linamar Corp.	40,996	38,881
		533,187	557,921
	Broadcasting — 2.0%
1,500	Cogeco Inc.	63,648	52,849
33,000	Paramount Global, Cl. A	802,187	606,540
32,000	Sinclair Inc.	636,034	426,560
		1,501,869	1,085,949
	Building and Construction — 3.7%
500	Arcosa Inc.	16,993	41,705
500	Chofu Seisakusho Co. Ltd.	7,120	6,862
9,200	Herc Holdings Inc.	293,019	1,226,268
6,000	Johnson Controls
	International plc	211,053	398,820
2,000	Lennar Corp., Cl. B	91,921	278,860
300	Sika AG	82,192	85,881
		702,298	2,038,396
	Business Services — 1.4%
23,000	JCDecaux SE†	464,681	452,487
13,000	Matthews International Corp., Cl. A	387,651	325,650
		852,332	778,137
	Cable and Satellite — 1.7%
5,105	EchoStar Corp., Cl. A†	83,409	90,920
16,000	Liberty Latin America Ltd., Cl. A†	147,446	153,760
595	Liberty Latin America Ltd., Cl. C†	4,248	5,724
19,000	Rogers Communications Inc., Cl. B	667,343	702,620
		902,446	953,024
	Computer Software and Services — 1.1%
28,000	Hewlett Packard Enterprise Co.	379,309	592,760
			Market
Shares		Cost	Value
	Consumer Products — 4.9%
11,500	Energizer Holdings Inc.	$391,422	$339,710
20,000	Essity AB, Cl. A	527,632	510,425
2,000	L'Oreal SA	335,032	878,286
6,500	Salvatore Ferragamo SpA	106,347	55,028
10,000	Scandinavian Tobacco Group A/S	148,378	141,157
6,800	Spectrum Brands Holdings Inc.	410,913	584,324
6,200	Unicharm Corp.	125,119	199,114
		2,044,843	2,708,044
	Consumer Services — 1.4%
11,200	Ashtead Group plc	225,512	747,821
200	Boyd Group Services Inc.	14,694	37,568
		240,206	785,389
	Diversified Industrial — 7.7%
600	Aker ASA, Cl. A	34,010	34,560
11,300	Ampco-Pittsburgh Corp.†	47,826	8,701
9,000	Ardagh Group SA†	158,182	35,010
34,000	Bollore SE	189,190	199,539
12,000	Bouygues SA	472,709	385,157
1,200	Crane Co.	60,161	173,976
7,000	Enpro Inc.	445,362	1,018,990
7,000	Hyster-Yale Inc.	261,232	488,110
11,500	Jardine Matheson Holdings Ltd.	610,753	406,870
15,000	Myers Industries Inc.	234,455	200,700
11,000	Nilfisk Holding A/S†	185,634	220,193
2,600	Park-Ohio Holdings Corp.	46,751	67,314
3,000	Sulzer AG	240,387	414,714
3,600	Svenska Cellulosa AB SCA, Cl. A	23,715	53,394
6,000	Textron Inc.	254,526	515,160
3,000	Trinity Industries Inc.	57,151	89,760
		3,322,044	4,312,148
	Electronics — 6.8%
21,000	Sony Group Corp.	580,863	1,780,347
24,000	Sony Group Corp., ADR	496,658	2,038,800
		1,077,521	3,819,147
	Energy and Utilities — 6.9%
4,000	BP plc, ADR	112,910	144,400
7,500	Cameco Corp.	86,032	369,000
600	Cheniere Energy Inc.	23,332	104,898
2,000	Dril-Quip Inc.†	48,149	37,200
11,500	Landis+Gyr Group AG	691,957	929,267
11,500	National Fuel Gas Co.	593,522	623,185
16,041	National Grid plc	130,608	178,969
10,500	National Grid plc, ADR	665,127	596,400
17,000	Severn Trent plc	456,470	511,455

See accompanying notes to financial statements.

 3

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
10,500	Shell plc	$226,095	$376,158
		3,034,202	3,870,932
	Entertainment — 4.1%
25,000	Corus Entertainment Inc., Cl. B	73,278	2,741
95,000	Grupo Televisa SAB, ADR	569,543	263,150
13,000	International Game Technology plc	153,742	265,980
115,000	ITV plc	219,606	117,024
20,000	Ollamani SAB†	37,373	45,575
42,000	Tencent Music Entertainment Group, ADR	351,311	590,100
1,500	Ubisoft Entertainment SA†	42,908	32,835
10,000	Universal Music Group NV	217,812	297,510
50,000	Vivendi SE	533,311	522,410
20,000	Warner Bros Discovery Inc.†	205,344	148,800
		2,404,228	2,286,125
	Equipment and Supplies — 2.3%
200	AMETEK Inc.	25,278	33,342
5,000	Ardagh Metal Packaging SA	18,965	17,000
3,000	Graco Inc.	71,740	237,840
40,000	Instalco AB	188,326	153,071
15,000	Mueller Industries Inc.	209,817	854,100
		514,126	1,295,353
	Financial Services — 12.1%
1,000	American Express Co.	80,155	231,550
1,800	American International Group Inc.	63,440	133,632
3,000	Bank of America Corp.	85,175	119,310
3	Berkshire Hathaway Inc., Cl. A†	358,105	1,836,723
10,000	Citigroup Inc.	485,856	634,600
3,200	Comerica Inc.	134,262	163,328
8,000	Deutsche Bank AG	59,019	127,520
5,500	EXOR NV	262,676	575,475
27,000	FinecoBank Banca Fineco SpA	182,261	402,506
100,000	GAM Holding AG†	58,266	22,261
1,000	Julius Baer Group Ltd.	47,234	55,874
10,000	Kinnevik AB, Cl. A	263,589	82,932
4,400	Morgan Stanley	107,450	427,636
40,000	Resona Holdings Inc.	181,079	264,653
4,000	State Street Corp.	246,331	296,000
1,000	T. Rowe Price Group Inc.	71,771	115,310
10,000	The Bank of New York Mellon Corp.	315,339	598,900
			Market
Shares		Cost	Value
1,500	The PNC Financial Services Group Inc.	$102,907	$233,220
7,000	UBS Group AG	70,979	206,780
4,000	Wells Fargo & Co.	130,845	237,560
		3,306,739	6,765,770
	Food and Beverage — 14.5%
12,000	Campbell Soup Co.	495,708	542,280
5,000	Danone SA	335,187	305,649
40,000	Davide Campari-Milano NV	131,897	378,002
6,000	Diageo plc, ADR	665,410	756,480
6,400	Fomento Economico Mexicano SAB de CV, ADR	514,524	688,960
1,700	General Mills Inc.	115,627	107,542
2,000	Heineken NV	133,145	193,414
2,000	Kellanova	95,124	115,360
4,000	Kerry Group plc, Cl. A	300,765	323,855
53,000	Kikkoman Corp.	345,381	613,870
10,000	Maple Leaf Foods Inc.	197,296	167,538
3,000	McCormick & Co. Inc.	133,799	207,000
3,000	McCormick & Co. Inc., Non-Voting	106,428	212,820
3,600	Molson Coors Beverage Co., Cl. B	190,719	182,988
14,000	Nestlé SA	1,013,818	1,429,217
3,500	Pernod Ricard SA	398,941	474,913
12,100	Remy Cointreau SA	892,126	1,009,467
5,400	The Kraft Heinz Co.	153,954	173,988
625	WK Kellogg Co.	7,424	10,287
10,000	Yakult Honsha Co. Ltd.	228,477	178,787
		6,455,750	8,072,417
	Health Care — 2.2%
20,000	Achaogen Inc.†(a)	4,200	0
4,000	Bristol-Myers Squibb Co.	177,668	166,120
3,000	Cutera Inc.†	37,372	4,530
800	GSK plc, ADR	33,309	30,800
9,000	Haleon plc, ADR	71,142	74,340
700	ICU Medical Inc.†	39,966	83,125
4,666	Idorsia Ltd.†	57,775	10,522
1,400	Johnson & Johnson	159,572	204,624
4,000	Perrigo Co. plc	144,926	102,720
9,500	Pfizer Inc.	239,487	265,810
5,000	Roche Holding AG, ADR	93,345	173,350
10,000	Viatris Inc.	128,514	106,300
		1,187,276	1,222,241
	Hotels and Gaming — 1.4%
5,000	Caesars Entertainment Inc.†	202,020	198,700
190,000	Mandarin Oriental International Ltd.	306,552	328,700

See accompanying notes to financial statements.

 4

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
200,000	The Hongkong & Shanghai Hotels Ltd.	$290,849	$148,033
1,400	Wynn Resorts Ltd.	123,145	125,300
		922,566	800,733
	Machinery — 3.6%
140,000	CNH Industrial NV, New York	1,133,066	1,418,200
2,666	NKT A/S†	52,701	233,336
1,500	Tennant Co.	117,695	147,660
20,024	Twin Disc Inc.	271,588	235,882
		1,575,050	2,035,078
	Publishing — 0.1%
25,200	The E.W. Scripps Co., Cl. A†	368,532	79,128

	Retail — 1.2%
4,000	Nathan's Famous Inc.	232,477	271,120
31,500	Walgreens Boots Alliance Inc.	878,189	380,993
1,700	Zalando SE†	66,063	39,853
		1,176,729	691,966
	Specialty Chemicals — 1.4%
6,000	Arcadium Lithium plc†	39,664	20,160
700	Ashland Inc.	35,829	66,143
1,500	Darling Ingredients Inc.†	65,792	55,125
3,600	International Flavors & Fragrances Inc.	312,912	342,756
5,000	Novonesis (Novozymes) B	186,739	305,935
200	The Chemours Co.	1,719	4,514
		642,655	794,633
	Telecommunications — 4.8%
1,300	Cogeco Communications Inc.	68,986	49,024
11,000	Deutsche Telekom AG	200,258	276,605
20,000	Deutsche Telekom AG, ADR	364,253	503,800
280,000	HKBN Ltd.	200,879	88,205
75,000	Koninklijke KPN NV	221,421	287,550
18,000	Liberty Global Ltd., Cl. A†	380,919	313,740
10,000	Liberty Global Ltd., Cl. C†	208,589	178,500
4,500	Orange Belgium SA†	99,823	72,000
60,000	Pharol SGPS SA†	30,852	2,840
2,500	Prosus NV	64,782	89,050
14,000	Proximus SA	165,324	111,700
100,000	Telefonica Deutschland Holding AG	291,775	235,395
13,000	VEON Ltd., ADR†	250,770	337,220
3,000	Verizon Communications Inc.	129,450	123,720
		2,678,081	2,669,349
			Market
Shares		Cost	Value
	Wireless Telecommunications — 3.6%
20,000	Millicom International Cellular SA, SDR†	$373,012	$486,838
5,200	T-Mobile US Inc.	431,548	916,136
65,000	Vodafone Group plc, ADR	801,959	576,550
		1,606,519	1,979,524
	TOTAL COMMON STOCKS	39,453,351	53,693,175

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
8,000	Ampco-Pittsburgh Corp., expire 08/01/25†	5,465	400

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.6%
$2,040,000	U.S. Treasury Bills,
	5.294% to 5.320%††,
	07/11/24 to 09/19/24	2,026,672	2,026,732

	TOTAL INVESTMENTS — 99.8%	$41,485,488	55,720,307

	Other Assets and Liabilities (Net) — 0.2%		116,073

	NET ASSETS — 100.0%		$55,836,380

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	42.1%	$23,455,183
United States	41.6	23,202,878
Japan	9.1	5,082,432
Asia/Pacific	2.8	1,561,909
Canada	2.6	1,420,220
Latin America	1.8	997,685
	100.0%	$55,720,307

See accompanying notes to financial statements.

 5

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $41,485,488)	$55,720,307
Receivable for investments sold	34,183
Receivable for Fund shares sold	2,215
Receivable from Adviser	25,942
Dividends and interest receivable	254,258
Prepaid expenses	12,040
Total Assets	56,048,945
Liabilities:
Payable to bank	21,507
Foreign currency overdraft, at value (cost $5,750)	5,746
Payable for investments purchased	35,640
Payable for Fund shares redeemed	850
Payable for investment advisory fees	46,404
Payable for accounting fees	7,500
Payable for distribution fees	947
Payable for custodian fees	30,926
Payable for shareholder communications	29,309
Payable for legal and audit fees	27,244
Other accrued expenses	6,492
Total Liabilities	212,565
Net Assets
(applicable to 1,867,485 shares outstanding)	$55,836,380
Net Assets Consist of:
Paid-in capital	$41,420,809
Total distributable earnings	14,415,571
Net Assets	$55,836,380

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,487,988 ÷ 83,439 shares outstanding; 75,000,000 shares authorized)	$29.82
Class A:
Net Asset Value and redemption price per share ($838,098 ÷ 28,048 shares outstanding; 50,000,000 shares authorized)	$29.88
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$31.70
Class C:
Net Asset Value and redemption price per share ($307,126 ÷ 12,416 shares outstanding; 25,000,000 shares authorized)	$24.74
Class I:
Net Asset Value, offering, and redemption price per share ($52,203,168 ÷ 1,743,582 shares outstanding; 25,000,000 shares authorized)	$29.94

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $51,870)	$921,654
Non-cash dividends	67,955
Interest	34,344
Total Investment Income	1,023,953
Expenses:
Investment advisory fees	283,008
Distribution fees - Class AAA	3,270
Distribution fees - Class A	1,029
Distribution fees - Class C	1,700
Legal and audit fees	26,810
Registration expenses	25,680
Accounting fees	22,500
Shareholder communications expenses	17,804
Custodian fees	11,811
Shareholder services fees	8,887
Directors’ fees	5,611
Interest expense	265
Miscellaneous expenses	10,936
Total Expenses	419,311
Less:
Expense reimbursements (See Note 3)	(163,260)
Expenses paid indirectly by broker (See Note 6)	(1,078)
Total Reimbursements and Credits	(164,338)
Net Expenses	254,973
Net Investment Income	768,980
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	177,499
Net realized loss on foreign currency transactions	(2,108)

Net realized gain on investments and foreign currency transactions	175,391
Net change in unrealized appreciation/depreciation:
on investments	(1,849,722)
on foreign currency translations	(4,737)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,854,459)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(1,679,068)
Net Decrease in Net Assets Resulting from Operations	$(910,088)

See accompanying notes to financial statements.

 6

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Operations:
Net investment income	$768,980	$1,050,639
Net realized gain on investments and foreign currency transactions	175,391	40,397
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,854,459)	3,118,711
Net Increase/(Decrease) in Net Assets Resulting from Operations	(910,088)	4,209,747

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(82,132)
Class A	—	(16,383)
Class C	—	(8,943)
Class I	—	(1,041,965)
	—	(1,149,423)
Return of capital
Class AAA	—	(12,973)
Class A	—	(2,592)
Class C	—	(1,231)
Class I	—	(165,033)
	—	(181,829)
Total Distributions to Shareholders	—	(1,331,252)

Capital Share Transactions:
Class AAA	(1,534,616)	(161,018)
Class A	40,570	(61,769)
Class C	(62,527)	(72,679)
Class I	980,726	2,217,107
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(575,847)	1,921,641

Net Increase/(Decrease) in Net Assets	(1,485,935)	4,800,136
Net Assets:
Beginning of year	57,322,315	52,522,179
End of period	$55,836,380	$57,322,315

See accompanying notes to financial statements.

 7

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement (c)(d)(e)		Portfolio Turnover Rate
Class AAA
2024(f)	$30.30	$0.40	(g)	$(0.88)	$(0.48)	$—	$—	$—	$—	$—	$29.82	(1.58)%	$2,488	2.63	%(g)(h)	1.71	%(h)	0.90	%(h)	2%
2023	28.22	0.48		2.32	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.30	9.92	4,081	1.64		1.71		0.90		9
2022	34.68	0.30		(5.73)	(5.43)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.22	(15.63)	3,954	1.01		1.65		0.90		11
2021	29.04	0.39	(g)	5.79	6.18	(0.17)	(0.37)	—	(0.54)	0.00	34.68	21.32	4,914	1.21	(g)	1.62		0.90		10
2020	26.18	0.19		2.87	3.06	(0.20)	—	—	(0.20)	0.00	29.04	11.68	5,157	0.79		1.72		0.90		8
2019	23.00	0.08	(g)	3.22	3.30	(0.08)	(0.04)	—	(0.12)	0.00	26.18	14.38	6,194	0.34	(g)	1.70		1.65		5
Class A
2024(f)	$30.36	$0.42	(g)	$(0.90)	$(0.48)	$—	$—	$—	$—	$—	$29.88	(1.58)%	$838	2.77	%(g)(h)	1.71	%(h)	0.90	%(h)	2%
2023	28.28	0.49		2.31	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.36	9.90	813	1.65		1.71		0.90		9
2022	34.75	0.29		(5.73)	(5.44)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.28	(15.62)	815	0.97		1.65		0.90		11
2021	29.10	0.39	(g)	5.80	6.19	(0.17)	(0.37)	—	(0.54)	0.00	34.75	21.31	1,169	1.19	(g)	1.62		0.90		10
2020	26.23	0.18		2.89	3.07	(0.20)	—	—	(0.20)	0.00	29.10	11.69	840	0.76		1.72		0.90		8
2019	23.04	0.09	(g)	3.21	3.30	(0.07)	(0.04)	—	(0.11)	0.00	26.23	14.35	1,441	0.35	(g)	1.70		1.66		5
Class C
2024(f)	$25.14	$0.32	(g)	$(0.72)	$(0.40)	$—	$—	$—	$—	$—	$24.74	(1.59)%	$307	2.56	%(g)(h)	2.46	%(h)	0.90	%(h)	2%
2023	23.51	0.40		1.93	2.33	(0.57)	(0.04)	(0.09)	(0.70)	—	25.14	9.89	373	1.64		2.46		0.90		9
2022	28.93	0.25		(4.77)	(4.52)	(0.26)	(0.63)	(0.01)	(0.90)	—	23.51	(15.59)	417	1.00		2.40		0.90		11
2021	24.30	0.34	(g)	4.83	5.17	(0.17)	(0.37)	—	(0.54)	0.00	28.93	21.32	654	1.23	(g)	2.38		0.90		10
2020	21.94	0.15		2.41	2.56	(0.20)	—	—	(0.20)	0.00	24.30	11.65	968	0.74		2.47		0.90		8
2019	19.35	(0.09	)(g)	2.72	2.63	—	(0.04)	—	(0.04)	0.00	21.94	13.61	1,836	(0.43	)(g)	2.45		2.37		5
Class I
2024(f)	$30.43	$0.41	(g)	$(0.90)	$(0.49)	$—	$—	$—	$—	$—	$29.94	(1.61)%	$52,203	2.72	%(g)(h)	1.46	%(h)	0.90	%(h)	2%
2023	28.34	0.51		2.30	2.81	(0.57)	(0.05)	(0.10)	(0.72)	—	30.43	9.91	52,055	1.72		1.46		0.90		9
2022	34.82	0.30		(5.75)	(5.45)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.34	(15.61)	47,336	0.99		1.40		0.90		11
2021	29.15	0.39	(g)	5.82	6.21	(0.17)	(0.37)	—	(0.54)	0.00	34.82	21.34	62,757	1.20	(g)	1.37		0.90		10
2020	26.28	0.19		2.88	3.07	(0.20)	—	—	(0.20)	0.00	29.15	11.67	48,234	0.79		1.47		0.90		8
2019	23.08	0.25	(g)	3.24	3.49	(0.25)	(0.04)	—	(0.29)	0.00	26.28	15.11	44,180	1.01	(g)	1.45		0.99		5

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods/years presented, there was no impact on the expense ratios.

(d)	The Fund incurred interest expense, the effect of which was minimal.

(e)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $163,260, $357,890, $295,664, $311,048, $295,855, and $196,584 for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

(f)	For the six months ended June 30, 2024, unaudited.

(g)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.36, $0.19, and $0.03 (Class AAA), $0.38, $0.19, and $0.04 (Class A), $0.29, $0.17, and $(0.13) (Class C), and $0.38, $0.19, and $0.20 (Class I), and the net investment income/(loss) ratios would have been 2.39%, 0.59%, and 0.14% (Class AAA), 2.53%, 0.57%, and 0.14% (Class A), 2.32%, 0.61%, and (0.64)% (Class C), 2.48%, 0.58%, and 0.80% (Class I), for the six months ended June 30, 2024 and the years ended December 31, 2021 and 2019, respectively.

(h)	Annualized.

See accompanying notes to financial statements.

 8

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Global Rising Income and Dividend Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is to seek to provide investors a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

9

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Diversified Industrial	$4,277,138	$35,010	—	$4,312,148
Health Care	1,222,241	—	$0	1,222,241
Telecommunications	2,433,954	235,395	—	2,669,349
Other Industries (b)	45,489,437	—	—	45,489,437
Total Common Stocks	53,422,770	270,405	—	53,693,175
Warrants (b)	400	—	—	400
U.S. Government Obligations	—	2,026,732	—	2,026,732
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$53,423,170	$2,297,137	$0	$55,720,307

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2024, the Fund did not have transfers into or out of Level 3. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

10

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified

11

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30 2024, if any, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to the reclassification of prior year return of capital and redesignation of dividends paid. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$1,053,332
Net long term capital gains	96,091
Return of capital	181,829
Total distributions paid	$1,331,252

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

12

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$42,176,655	$18,294,962	$(4,751,310)	$13,543,652

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2025, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2024, the Adviser reimbursed expenses in the amount of $163,260. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $816,814:

For the year ended December 31, 2022, expiring December 31, 2024	$295,664
For the year ended December 31, 2023, expiring December 31, 2025	357,890
For the six months ended June 30, 2024, expiring December 31, 2026	163,260
$816,814

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

13

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

5.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $1,381,684 and $2,269,205, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid brokerage commissions on security trades of $504 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $11 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,078.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2024, there were no borrowings outstanding under the line of credit.

8.  Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2024 and the year ended December 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

14

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	166	$5,023	460	$13,676
Shares issued upon reinvestment of distributions	–	–	3,085	93,767
Shares redeemed	(51,429)	(1,539,639)	(8,936)	(268,461)
Net decrease	(51,263)	$(1,534,616)	(5,391)	$(161,018)

Class A
Shares sold	1,964	$61,046	1,379	$41,508
Shares issued upon reinvestment of distributions	–	–	591	17,988
Shares redeemed	(679)	(20,476)	(4,044)	(121,265)
Net increase/(decrease)	1,285	$40,570	(2,074)	$(61,769)

Class C
Shares issued upon reinvestment of distributions	–	–	403	$10,158
Shares redeemed	(2,434)	$(62,527)	(3,278)	(82,837)
Net decrease	(2,434)	$(62,527)	(2,875)	$(72,679)

Class I
Shares sold	48,224	$1,449,233	577,974	$17,758,434
Shares issued upon reinvestment of distributions	–	–	39,489	1,205,195
Shares redeemed	(15,539)	(468,507)	(577,080)	(16,746,522)
Net increase	32,685	$980,726	40,383	$2,217,107

9.  Significant Shareholder. As of June 30, 2024, 87.8% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

Anthony J. Colavita
Attorney,
Anthony J. Colavita, P.C.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q224SAR

GABELLI
FUNDS

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

Semiannual Report
June 30, 2024

The Gabelli International Small Cap Fund

Semiannual Report — June 30, 2024

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Gustavo Pifano	Ashish Sinha
Portfolio Manager	Portfolio Manager	Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli International Small Cap Fund was (3.2)% compared with a total return of 0.9% for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Small Cap Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

The Gabelli International Small Cap Fund

Materials	19.7%	Financials	5.1%
Health Care	18.2%	U.S. Government Obligations	2.8%
Consumer Staples	15.9%	Communication Services	1.1%
Industrials	14.3%	Other Assets and Liabilities (Net)	(1.0)%
Consumer Discretionary	12.1%		100.0%
Information Technology	11.8%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli International Small Cap Fund

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.6%
	MATERIALS — 19.7%
13,850	Alamos Gold Inc., Cl. A	$102,362	$217,259
8,000	Eldorado Gold Corp.†	86,947	118,320
9,544	Endeavour Mining plc	133,761	201,616
5,000	Labrador Iron Ore Royalty Corp.	90,519	106,356
4,000	MAG Silver Corp.†	51,468	46,723
9,000	Osisko Gold Royalties Ltd.	108,792	140,258
75,000	Perseus Mining Ltd.	76,499	117,762
15,000	Treatt plc	96,439	81,440
80,000	Westgold Resources Ltd.	132,212	128,749
		878,999	1,158,483
	HEALTH CARE — 16.6%
6,212	AddLife AB, Cl. B	29,078	73,176
1,000	Bachem Holding AG	28,410	91,377
1,800	Gerresheimer AG	177,000	193,434
7,000	Mani Inc.	88,794	86,630
230	Siegfried Holding AG	76,087	238,545
230	Tecan Group AG	122,569	77,008
15,000	Tristel plc	71,265	86,675
1,300	Vetoquinol SA	81,468	130,827
		674,671	977,672
	CONSUMER STAPLES — 15.9%
15,000	Austevoll Seafood ASA	129,584	116,010
5,500	Fevertree Drinks plc	138,747	75,366
7,000	Glanbia plc	73,254	136,439
3,630	Interparfums SA	106,001	148,413
1,600	Laurent-Perrier	144,622	193,628
2,500	Milbon Co. Ltd.	101,252	51,704
4,000	Sakata Seed Corp.	118,342	85,924
2,000	Viscofan SA	121,711	131,124
		933,513	938,608
	INDUSTRIALS — 14.3%
15,000	Aida Engineering Ltd.	152,919	85,062
8,000	AZ-COM MARUWA Holdings Inc.	122,710	58,277
50,000	Chemring Group plc	137,397	235,439
2,000	Clarkson plc	78,000	104,599
6,000	Daiei Kankyo Co. Ltd.	97,445	102,029
8,000	Iveco Group NV	78,499	89,583
4,000	Loomis AB	148,615	103,847
20,000	QleanAir AB	115,538	64,863
		931,123	843,699
	CONSUMER DISCRETIONARY — 12.1%
10,000	Beneteau SACA	168,177	104,174
9,820	Entain plc	81,636	77,869
24,000	Genius Sports Ltd.†	239,319	130,800
2,200	JINS Holdings Inc.	125,148	53,625
Shares		Cost	Market Value
75,000	Mandarin Oriental
	International Ltd.	$149,583	$129,750
20,000	Piaggio & C SpA	61,526	59,405
2,300	Tokyotokeiba Co. Ltd.	67,831	58,007
10,000	Zojirushi Corp.	93,734	96,273
		986,954	709,903
	INFORMATION TECHNOLOGY — 11.8%
4,000	A&D HOLON Holdings Co. Ltd.	53,479	73,527
7,500	GMO internet group Inc.	198,867	114,689
1,100	Macnica Holdings Inc.	62,714	46,225
20,000	NCC Group plc	57,230	38,343
3,000	Nynomic AG†	78,031	89,328
6,000	Optex Group Co. Ltd.	98,632	63,279
100,000	Oxford Metrics plc	116,939	126,410
6,000	PSI Software SE†	157,350	140,305
		823,242	692,106
	FINANCIALS — 5.1%
17,000	Polar Capital Holdings plc	129,676	121,279
18,000	Tamburi Investment Partners SpA	126,034	179,776
		255,710	301,055
	COMMUNICATION SERVICES — 1.1%
4,059	Manchester United plc, Cl. A†	75,780	65,512

	TOTAL COMMON STOCKS	5,559,992	5,687,038

	PREFERRED STOCKS — 1.6%
	HEALTH CARE — 1.6%
1,800	Draegerwerk AG & Co.
	KGaA, 0.190%	156,593	96,090

	RIGHTS — 0.0%
	FINANCIALS — 0.0%
18,000	Tamburi Investment Partners SpA, expire 06/28/24†	0	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.8%
$165,000	U.S. Treasury Bill, 5.320%††, 08/22/24	163,749	163,756
	TOTAL INVESTMENTS — 101.0%	$5,880,334	5,946,884
	Other Assets and Liabilities (Net) — (1.0)%		(59,543)
	NET ASSETS — 100.0%		$5,887,341

See accompanying notes to financial statements.

3

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

Geographic Diversification	% of Market Value	Market Value
Europe	63.9%	$3,802,700
Japan	16.4	975,251
Canada	10.6	628,916
Asia/Pacific	6.3	376,261
United States	2.8	163,756
	100.0%	$5,946,884

See accompanying notes to financial statements.

4

The Gabelli International Small Cap Fund

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $5,880,334)	$5,946,884
Foreign currency, at value (cost $2,317)	2,288
Receivable for Fund shares sold	465
Receivable from Adviser	33,925
Dividends receivable	17,247
Prepaid expenses	14,788
Total Assets	6,015,597
Liabilities:
Payable to bank	18,603
Payable for Fund shares redeemed	33,000
Payable for investment advisory fees	10,054
Payable for distribution fees	753
Payable for legal and audit fees	26,821
Payable for shareholder communications	9,594
Other accrued expenses	29,431
Total Liabilities	128,256
Net Assets
(applicable to 492,786 shares outstanding)	$5,887,341
Net Assets Consist of:
Paid-in capital	$6,496,296
Total accumulated loss	(608,955)
Net Assets	$5,887,341

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,488,772 ÷ 295,110 shares outstanding; 75,000,000 shares authorized)	$11.82
Class A:
Net Asset Value and redemption price per share ($50,353 ÷ 4,270 shares outstanding; 50,000,000 shares authorized)	$11.79
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.51
Class C:
Net Asset Value and redemption price per share ($7,359 ÷ 696 shares outstanding; 25,000,000 shares authorized)	$10.57
Class I:
Net Asset Value, offering, and redemption price per share ($2,340,857 ÷ 192,710 shares outstanding; 25,000,000 shares authorized)	$12.15

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $9,491)	$75,505
Interest	3,023
Total Investment Income	78,528
Expenses:
Investment advisory fees	29,880
Distribution fees - Class AAA	4,508
Distribution fees - Class A	63
Distribution fees - Class C	37
Legal and audit fees	26,231
Registration expenses	20,688
Shareholder communications expenses	12,548
Shareholder services fees	9,297
Custodian fees	2,619
Interest expense	699
Directors’ fees	600
Miscellaneous expenses	24,437
Total Expenses	131,607
Less:
Expense reimbursements (See Note 3)	(103,326)
Expenses paid indirectly by broker (See Note 6)	(691)
Total Reimbursements and Credits	(104,017)
Net Expenses	27,590
Net Investment Income	50,938
Net Realized and Unrealized Loss on Investments and Foreign Currency:
Net realized loss on investments	(56,360)
Net realized loss on foreign currency transactions	(1,040)

Net realized loss on investments and foreign currency transactions	(57,400)
Net change in unrealized appreciation/depreciation:
on investments	(200,121)
on foreign currency translations	(570)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(200,691)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(258,091)
Net Decrease in Net Assets Resulting from Operations	$(207,153)
See accompanying notes to financial statements.

5

The Gabelli International Small Cap Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$50,938	$65,073
Net realized loss on investments and foreign currency transactions	(57,400)	(358,080)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(200,691)	717,009
Net Increase/(Decrease) in Net Assets Resulting from Operations	(207,153)	424,002

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(68,053)
Class A	—	(881)
Class C	—	(144)
Class I	—	(39,770)
Total Distributions to Shareholders	—	(108,848)

Capital Share Transactions:
Class AAA	(391,318)	(397,634)
Class A	—	766
Class C	(15)	129
Class I	38,150	(334,878)
Net Decrease in Net Assets from Capital Share Transactions	(353,183)	(731,617)

Redemption Fees	—	99

Net Decrease in Net Assets	(560,336)	(416,364)
Net Assets:
Beginning of year	6,447,677	6,864,041
End of period	$5,887,341	$6,447,677

See accompanying notes to financial statements.

6

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement (c)(d)		Portfolio Turnover Rate
Class AAA
2024(e)	$12.21	$0.10		$(0.49)	$(0.39)	$—	$—		$—	$—	$11.82	(3.19)%	$3,489	1.69	%(f)	4.50	%(f)	0.92	%(f)(g)	3%
2023	11.68	0.12		0.62	0.74	(0.21)	—		(0.21)	0.00	12.21	6.32	4,010	1.00		4.02		0.93	(g)	6
2022	15.75	0.18	(h)	(4.20)	(4.02)	(0.05)	—		(0.05)	0.00	11.68	(25.50)	4,216	1.48	(h)	3.64		0.92	(g)(i)	5
2021	15.44	0.13	(h)	0.51	0.64	(0.33)	(0.00	)(b)	(0.33)	0.00	15.75	4.16	6,191	0.79	(h)	2.89		0.92	(i)	15
2020	13.06	0.06		2.44	2.50	(0.12)	—		(0.12)	0.00	15.44	19.16	6,617	0.51		3.65		0.91		22
2019	11.09	0.19	(h)	2.68	2.87	(0.22)	(0.68)		(0.90)	0.00	13.06	25.94	6,366	1.50	(h)	3.41		1.00		9
Class A
2024(e)	$12.18	$0.10		$(0.49)	$(0.39)	$—	$—		$—	$—	$11.79	(3.20)%	$50	1.72	%(f)	4.50	%(f)	0.92	%(f)(g)	3%
2023	11.65	0.12		0.62	0.74	(0.21)	—		(0.21)	0.00	12.18	6.34	52	1.01		4.02		0.93	(g)	6
2022	15.72	0.17	(h)	(4.19)	(4.02)	(0.05)	—		(0.05)	0.00	11.65	(25.55)	49	1.40	(h)	3.64		0.92	(g)(i)	5
2021	15.40	0.13	(h)	0.52	0.65	(0.33)	(0.00	)(b)	(0.33)	0.00	15.72	4.24	104	0.82	(h)	2.89		0.92	(i)	15
2020	13.03	0.06		2.43	2.49	(0.12)	—		(0.12)	0.00	15.40	19.13	101	0.50		3.65		0.91		22
2019	11.05	0.07	(h)	2.67	2.74	(0.08)	(0.68)		(0.76)	0.00	13.03	24.86	91	0.60	(h)	3.41		1.91		9
Class C
2024(e)	$10.92	$0.09		$(0.44)	$(0.35)	$—	$—		$—	$—	$10.57	(3.21)%	$7	1.72	%(f)	5.25	%(f)	0.92	%(f)(g)	3%
2023	10.46	0.11		0.56	0.67	(0.21)	—		(0.21)	0.00	10.92	6.39	8	1.01		4.77		0.93	(g)	6
2022	14.12	0.15	(h)	(3.76)	(3.61)	(0.05)	—		(0.05)	—	10.46	(25.55)	7	1.36	(h)	4.39		0.92	(g)(i)	5
2021	13.87	0.11	(h)	0.47	0.58	(0.33)	(0.00	)(b)	(0.33)	0.00	14.12	4.20	16	0.77	(h)	3.64		0.92	(i)	15
2020	11.74	0.05		2.20	2.25	(0.12)	—		(0.12)	0.00	13.87	19.19	28	0.48		4.40		0.91		22
2019	10.02	(0.01	)(h)	2.41	2.40	—	(0.68)		(0.68)	0.00	11.74	24.01	26	(0.12	)(h)	4.16		2.61		9
Class I
2024(e)	$12.55	$0.11		$(0.51)	$(0.40)	$—	$—		$—	$—	$12.15	(3.19)%	$2,341	1.73	%(f)	4.25	%(f)	0.92	%(f)(g)	3%
2023	11.99	0.12		0.65	0.77	(0.21)	—		(0.21)	0.00	12.55	6.41	2,378	0.99		3.77		0.93	(g)	6
2022	16.18	0.19	(h)	(4.33)	(4.14)	(0.05)	—		(0.05)	0.00	11.99	(25.57)	2,592	1.52	(h)	3.39		0.92	(g)(i)	5
2021	15.85	0.14	(h)	0.52	0.66	(0.33)	(0.00	)(b)	(0.33)	0.00	16.18	4.18	4,376	0.87	(h)	2.64		0.92	(i)	15
2020	13.41	0.05		2.51	2.56	(0.12)	—		(0.12)	0.00	15.85	19.11	4,342	0.39		3.40		0.91		22
2019	11.39	0.19	(h)	2.77	2.96	(0.26)	(0.68)		(0.94)	0.00	13.41	26.04	1,312	1.52	(h)	3.16		1.00		9

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $103,326, $251,208, $205,704, $216,306, $210,061, and $184,323 for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, 0.91%, and 0.90% for each Class for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, and 2020. For the years ended December 31, 2021 and 2019, the effect of interest expense was minimal.

(e)	For the six months ended June 30, 2024, unaudited.

(f)	Annualized.

(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.95% and 0.95% for each Class for the six months ended June 30, 2024 and the year ended December 31, 2023. For the year ended December 31, 2022, there was no impact to the expense ratios.

(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.09, $0.06, and $0.15 (Class AAA), $0.08, $0.06, and $0.04 (Class A), $0.07, $0.05, and $(0.05) (Class C), and $0.10, $0.07, and $0.15 (Class I), and the net investment income/(loss) ratios would have been 0.77%, 0.36%, and 1.19% (Class AAA), 0.69%, 0.39%, and 0.29% (Class A), 0.65%, 0.34%, and (0.43%) (Class C), and 0.81%, 0.44%, and 1.21% (Class I) for the years ended December 31, 2022, 2021, and 2019, respectively.

(i)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

7

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli International Small Cap Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

8

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Communication Services	$65,512	—	$65,512
Consumer Discretionary	260,550	$449,353	709,903
Consumer Staples	405,433	533,175	938,608
Financials	—	301,055	301,055
Health Care	—	977,672	977,672
Industrials	235,439	608,260	843,699
Information Technology	126,410	565,696	692,106
Materials	911,972	246,511	1,158,483
Total Common Stocks	2,005,316	3,681,722	5,687,038
Preferred Stocks (a)	—	96,090	96,090
Rights (a)	—	0	0
U.S. Government Obligations	—	163,756	163,756
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,005,316	$3,941,568	$5,946,884

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2024 and December 31, 2023. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems

9

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest

10

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$108,848
Total distributions paid	$108,848

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. As of December 31, 2023, the Fund has a short term capital loss carryforward with no expiration of $33,331 and a long term capital loss carryforward with no expiration of $511,621.

At June 30, 2024, there was no tax adjustment to the cost of investments.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not

11

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2025, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2024, the Adviser reimbursed the Fund in the amount of $103,326. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At June 30, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $560,238:

For the year ended December 31, 2022, expiring December 31, 2024	$205,704
For the year ended December 31, 2023, expiring December 31, 2025	251,208
For the six months ended June 30, 2024, expiring December 31, 2026	103,326
$560,238

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $195,408 and $536,158, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2024.

12

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $691.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2024, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2024 and the year ended December 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

13

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,704	$20,271	2,701	$32,793
Shares issued upon reinvestment of distributions	—	—	5,468	67,259
Shares redeemed	(34,926)	(411,589)	(40,962)	(497,686)
Net decrease	(33,222)	$(391,318)	(32,793)	$(397,634)
Class A
Shares issued upon reinvestment of distributions	—	—	72	$879
Shares redeemed	—	—	(10)	(113)
Net increase	—	—	62	$766
Class C
Shares issued upon reinvestment of distributions	—	—	13	$144
Shares redeemed	(2)	$(15)	(1)	(15)
Net increase/(decrease)	(2)	$(15)	12	$129
Class I
Shares sold	22,153	$267,902	42,708	$531,641
Shares issued upon reinvestment of distributions	—	—	3,011	38,059
Shares redeemed	(18,944)	(229,752)	(72,369)	(904,578)
Net increase/(decrease)	3,209	$38,150	(26,650)	$(334,878)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q224SAR

GABELLI
FUNDS

THE GABELLI INTERNATIONAL SMALL CAP FUND

Semiannual Report
June 30, 2024

The Gabelli Global Mini MitesTM Fund

Semiannual Report — June 30, 2024

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Mini Mites Fund was (6.1)% compared with a total return of 2.0% for the S&P Developed SmallCap Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

The Gabelli Global Mini Mites Fund

Diversified Industrial	17.5%	Specialty Chemicals	2.3%
U.S. Government Obligations	17.2%	Computer Software and Services	2.1%
Consumer Products	6.8%	Financial Services	2.0%
Health Care	5.7%	Broadcasting	2.0%
Entertainment	5.5%	Consumer Services	1.9%
Machinery	4.3%	Agriculture	1.5%
Equipment and Supplies	3.8%	Publishing	1.2%
Business Services	3.6%	Real Estate	1.0%
Food and Beverage	3.1%	Cable and Satellite	1.0%
Aerospace and Defense	3.1%	Metals and Mining	0.6%
Automotive: Parts and Accessories	2.8%	Electronics	0.2%
Building and Construction	2.6%	Wireless Telecommunications Services	0.1%
Retail	2.6%	Telecommunications	0.1%
Hotels and Gaming	2.5%	Other Assets and Liabilities (Net)	0.5%
Energy and Utilities	2.4%		100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Mini Mites Fund

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 82.3%
	Aerospace and Defense — 3.1%
500	Astronics Corp.†	$8,165	$10,015
1,300	Astronics Corp., Cl. B†	21,085	26,130
14,000	Avio SpA	158,061	178,420
1,000	CPI Aerostructures Inc.†	2,388	2,470
4,000	Innovative Solutions and Support Inc.†	27,868	24,000
5,000	Triumph Group Inc.†	51,961	77,050
		269,528	318,085

	Agriculture — 1.5%
6,300	Limoneira Co.	96,169	131,103
60,000	S&W Seed Co.†	94,765	21,600
		190,934	152,703

	Automotive: Parts and Accessories — 2.8%
12,500	Garrett Motion Inc.†	68,625	107,375
1,500	Motorcar Parts of America Inc.†	12,282	9,255
700	Smart Eye AB†	5,647	6,829
6,800	Strattec Security Corp.†	199,571	170,000
		286,125	293,459

	Broadcasting — 2.0%
25,000	Beasley Broadcast Group Inc., Cl. A†	34,402	16,437
100,000	Corus Entertainment Inc., Cl. B	135,878	10,965
6,000	Cumulus Media Inc., Cl. A†	28,556	12,240
15,000	Townsquare Media Inc., Cl. A	146,856	164,400
		345,692	204,042

	Building and Construction — 2.6%
59,026	Armstrong Flooring Inc.†	5,515	12
10,800	Gencor Industries Inc.†	110,789	208,872
1,925	Neinor Homes SA	24,184	25,770
200	The Monarch Cement Co.	11,234	39,000
		151,722	273,654

	Business Services — 3.6%
400	Boston Omaha Corp., Cl. A†	6,934	5,384
5,400	Du-Art Film Laboratories Inc.†(a)	0	23,414
600	Du-Art Film Laboratories Inc.†(a)	0	2,602
4,000	Ework Group AB	33,432	53,212
500	MIND Technology Inc.†	2,330	2,100
13,000	Steel Connect Inc.†	116,546	166,920
13,000	TransAct Technologies Inc.†	79,224	49,010
80,002	Trans-Lux Corp.†	24,496	76,002
		262,962	378,644
Shares		Cost	Market Value

	Cable and Satellite — 1.0%
19,000	WideOpenWest Inc.†	$63,888	$102,790

	Computer Software and Services — 2.1%
17,000	Alithya Group Inc., Cl. A†	39,637	26,860
900	Asetek A/S†	706	534
10,500	Daktronics Inc.†	55,112	146,475
5,500	NextNav Inc.†	15,458	44,605
60,000	Pacific Online Ltd.	12,359	2,651
1	QXO Inc.	42	36
		123,314	221,161

	Consumer Products — 6.8%
11,000	American Outdoor Brands Inc.†	95,718	99,000
2,000	Aspen Group Inc.†	244	374
24,000	Clarus Corp.	158,711	161,520
1,000	CompX International Inc.	14,302	24,670
44,000	Glatfelter Corp.†	148,940	61,160
430,000	Goodbaby International Holdings Ltd.†	43,507	26,706
3,500	HG Holdings Inc.†	31,710	20,562
8,300	Lifecore Biomedical Inc.†	79,957	42,579
12,000	Lifetime Brands Inc.	71,355	103,080
2,500	Marine Products Corp.	30,737	25,250
4,400	Nobility Homes Inc.	126,216	132,220
100	Oil-Dri Corp. of America	2,550	6,409
71,000	Playmates Holdings Ltd.	10,621	5,001
		814,568	708,531

	Consumer Services — 1.9%
22,000	Liberty TripAdvisor Holdings Inc., Cl. A†	24,038	10,340
275,000	Tribal Group plc	241,369	189,457
		265,407	199,797

	Diversified Industrial — 17.5%
123,500	Ampco-Pittsburgh Corp.†	421,677	95,095
12,400	Arq Inc.†	23,301	75,268
9,500	Ascent Industries Co.†	93,840	92,720
15,000	Commercial Vehicle Group Inc.†	130,002	73,500
500	Core Molding Technologies Inc.†	5,890	7,970
31,000	Fluence Corp. Ltd.†	7,941	2,482
2,700	Graham Corp.†	20,060	76,032
34,716	INNOVATE Corp.†	79,786	20,989
40,000	Intevac Inc.†	210,248	154,400
13,000	Myers Industries Inc.	226,211	173,940
12,200	Park-Ohio Holdings Corp.	226,182	315,858
3,000	Perma-Fix Environmental Services Inc.†	35,742	30,390
2,500	Quest Resource Holding Corp.†	23,647	22,000

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
2,900	Servotronics Inc.†	$33,957	$34,510
105,000	Tredegar Corp.	617,048	502,950
32,000	Velan Inc.	125,541	140,112
		2,281,073	1,818,216

	Electronics — 0.2%
200	Bel Fuse Inc., Cl. B	2,432	13,048
1,000	Kopin Corp.†	1,585	840
300	Ultralife Corp.†	3,165	3,186
		7,182	17,074

	Energy and Utilities — 2.4%
2,900	Capstone Green Energy Corp.†	12,681	609
400	Consolidated Water Co. Ltd.	4,084	10,616
1,000	DMC Global Inc.†	14,550	14,420
4,500	Dril-Quip Inc.†	92,573	83,700
7,000	RGC Resources Inc.	134,353	143,150
		258,241	252,495

	Entertainment — 5.5%
65,000	Entravision Communications Corp., Cl. A	189,651	131,950
1,000	GameSquare Holdings Inc.†	2,218	1,200
25,000	Inspired Entertainment Inc.†	247,625	228,750
60,000	Ollamani SAB†	112,788	136,726
15,000	Reading International Inc., Cl. A†	69,073	21,300
6,000	Reservoir Media Inc.†	41,793	47,400
10,000	Sportech plc	37,134	10,618
		700,282	577,944

	Equipment and Supplies — 3.8%
26,000	Applied Optoelectronics Inc.†	79,688	215,540
4,000	Ilika plc†	2,231	1,239
3,400	The Eastern Co.	76,095	86,598
6,000	Titan Machinery Inc.†	118,356	95,400
		276,370	398,777

	Financial Services — 2.0%
1,000	FNCB Bancorp Inc.	6,398	6,750
150,000	GAM Holding AG†	54,799	33,391
700	OceanFirst Financial Corp.	10,321	11,123
4,000	Steel Partners Holdings LP†	30,179	148,915
6,000	Tiny Ltd.†	15,125	9,210
		116,822	209,389

	Food and Beverage — 3.1%
4,600	Corby Spirit and Wine Ltd., Cl. A	56,719	43,611
31,500	Farmer Brothers Co.†	184,285	84,420
6,000	Lifeway Foods Inc.†	62,494	76,620
Shares		Cost	Market Value

1,700	Nathan’s Famous Inc.	$97,346	$115,226
		400,844	319,877

	Health Care — 5.7%
35,000	Accuray Inc.†	114,350	63,700
40,000	Achaogen Inc.†(a)	488	0
5,500	Axogen Inc.†	43,637	39,820
3,000	Cutera Inc.†	22,483	4,530
400	Daxor Corp.†	4,127	3,808
10,000	Electromed Inc.†	103,149	150,300
4,000	GRAIL Inc.†	66,066	61,480
45,000	Harvard Bioscience Inc.†	150,396	128,250
8,000	Neuronetics Inc.†	25,696	14,400
2,900	Oncimmune Holdings plc†	3,575	411
1,600	Option Care Health Inc.†	15,886	44,320
1,300	Tristel plc	4,856	7,518
4,000	Zimvie Inc.†	65,268	73,000
		619,977	591,537

	Hotels and Gaming — 2.5%
3,800	Canterbury Park Holding Corp.	49,727	82,992
14,000	Full House Resorts Inc.†	74,994	70,000
7,000	Genius Sports Ltd.†	38,648	38,150
6,500	The Marcus Corp.	102,874	73,905
		266,243	265,047

	Machinery — 4.3%
6,000	CFT SpA†(a)	33,163	29,558
8,500	L.B. Foster Co., Cl. A†	99,270	182,920
20,000	Twin Disc Inc.	215,404	235,600
		347,837	448,078

	Metals and Mining — 0.6%
5,000	5E Advanced Materials Inc.†	7,350	6,050
20,000	Sierra Metals Inc.†	6,129	11,277
40,000	Western Copper & Gold Corp.†	66,663	46,000
		80,142	63,327

	Publishing — 1.2%
1,000	DallasNews Corp.	3,943	3,590
10,500	Lee Enterprises Inc.†	109,739	116,655
		113,682	120,245

	Real Estate — 1.0%
53,700	Corem Property Group AB, Cl. B	123,747	44,307
7,507	Gyrodyne LLC†	61,771	60,957
20,000	Trinity Place Holdings Inc.†	8,725	2,340
		194,243	107,604

	Retail — 2.6%
4,000	Bassett Furniture Industries Inc.	63,360	58,840

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
10,000	Sportsman’s Warehouse Holdings Inc.†	$32,968	$24,100
2,000	The Aaron’s Co. Inc.	14,527	19,960
6,500	Village Super Market Inc., Cl. A	148,259	171,665
		259,114	272,565

	Specialty Chemicals — 2.3%
11,500	American Vanguard Corp.	197,314	98,900
1,000	Loop Industries Inc.†	2,990	2,090
26,000	Treatt plc	151,773	141,162
		352,077	242,152

	Telecommunications — 0.1%
700	Bittium Oyj	4,945	6,642

	Wireless Telecommunications Services — 0.1%
22,877	NII Holdings Inc., Escrow†	442	8,007

	TOTAL COMMON STOCKS	9,053,656	8,571,842

	RIGHTS — 0.0%
	Health Care — 0.0%
16,000	Epizyme Inc., CVR†	0	320
30,000	Paratek Pharmaceuticals Inc., CVR†	0	600
		0	920

	TOTAL RIGHTS	0	920

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
44,000	Ampco-Pittsburgh Corp., expire 08/01/25†	30,056	2,200

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 17.2%
$1,805,000	U.S. Treasury Bills, 5.311% to 5.320%††, 07/11/24 to 08/22/24	1,794,839	1,794,886

	TOTAL INVESTMENTS — 99.5%	$10,878,551	10,369,848

	Other Assets and Liabilities (Net) — 0.5%		47,861

	NET ASSETS — 100.0%		$10,417,709

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

CVR	Contingent Value Right

Geographic Diversification	% of Market Value	Market Value
United States	87.0%	$9,022,229
Europe	8.5	874,594
Canada	2.8	291,325
Latin America	1.4	147,342
Asia/Pacific	0.3	34,358
	100.0%	$10,369,848

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $10,878,551)	$10,369,848
Cash	7,678
Receivable for Fund shares sold	93,015
Receivable from Adviser	31,690
Dividends receivable	3,417
Prepaid expenses	3,614
Total Assets	10,509,262
Liabilities:
Payable for investments purchased	13,400
Payable for investment advisory fees	18,532
Payable for distribution fees	33
Payable for legal and audit fees	25,510
Payable for shareholder communications	17,014
Payable for custodian fees	7,880
Payable for shareholder services fees	4,830
Other accrued expenses	4,354
Total Liabilities	91,553
Net Assets
(applicable to 1,017,016 shares outstanding)	$10,417,709
Net Assets Consist of:
Paid-in capital	$10,501,690
Total accumulated loss	(83,981)
Net Assets	$10,417,709

Shares of Capital Stock, each at $0.001 par value: Class AAA:
Net Asset Value, offering, and redemption
price per share ($86,757 ÷ 8,469 shares
outstanding; 75,000,000 shares authorized)	$10.24
Class A:
Net Asset Value and redemption price per share ($14,555 ÷ 1,422 shares outstanding; 50,000,000 shares authorized)	$10.24
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.86
Class C:
Net Asset Value and redemption price per share ($14,445 ÷ 1,416 shares outstanding; 25,000,000 shares authorized)	$10.20
Class I:
Net Asset Value, offering, and redemption price per share ($10,301,952 ÷ 1,005,709 shares outstanding; 25,000,000 shares authorized)	$10.24

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,227)	$44,422
Interest	70,656
Total Investment Income	115,078
Expenses:
Investment advisory fees	56,088
Distribution fees - Class AAA	113
Distribution fees - Class A	19
Distribution fees - Class C	76
Registration expenses	29,181
Legal and audit fees	24,920
Shareholder communications expenses	11,800
Shareholder services fees	6,284
Custodian fees	5,892
Directors’ fees	1,134
Miscellaneous expenses	9,245
Total Expenses	144,752
Less:
Expense reimbursements (See Note 3)	(93,549)
Expenses paid indirectly by broker (See Note 6)	(724)
Total Reimbursements and Credits	(94,273)
Net Expenses	50,479
Net Investment Income	64,599
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	486,306
Net realized gain on foreign currency transactions	132
Net realized gain on investments and foreign currency transactions	486,438
Net change in unrealized appreciation/depreciation: on investments	(1,237,818)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(751,380)
Net Decrease in Net Assets Resulting from Operations	$(686,781)
$(686,781)

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Operations:
Net investment income	$64,599	$59,359
Net realized gain on investments and foreign currency transactions	486,438	987,265
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,237,818)	1,667,229
Net Increase/(Decrease) in Net Assets Resulting from Operations	(686,781)	2,713,853

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(9,263)
Class A	—	(1,554)
Class C	—	(1,543)
Class I	—	(1,060,429)
Total Distributions to Shareholders	—	(1,072,789)

Capital Share Transactions:
Class AAA	—	9,263
Class A	—	1,554
Class C	—	1,543
Class I	(446,185)	3,368,510
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(446,185)	3,380,870

Net Increase/(Decrease) in Net Assets	(1,132,966)	5,021,934
Net Assets:
Beginning of year	11,550,675	6,528,741
End of period	$10,417,709	$11,550,675

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2024(d)	$10.90	$0.06	$(0.72)	$(0.66)	$—		$—	$—	$—	$10.24	(6.06)%	$87	1.15	%(e)	2.83	%(e)	0.90	%(e)(f)	13%
2023	8.70	0.07	3.35	3.42	(0.07)		(1.15)	(1.22)	—	10.90	39.05	92	0.74		3.37		0.90	(f)	42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)		(0.49)	(0.54)	—	8.70	(16.17)	67	0.52		3.40		0.90	(f)(g)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)		(1.58)	(1.65)	0.00	11.04	19.25	83	(0.17)		3.49		0.90	(f)(h)	79
2020	9.26	0.05	1.42	1.47	(0.06)		—	(0.06)	—	10.67	15.87	120	0.61		9.40		0.90	(f)	63
2019	8.62	0.05	0.94	0.99	(0.04)		(0.31)	(0.35)	—	9.26	11.49	114	0.53		10.81		1.23	(g)	131
Class A
2024(d)	$10.89	$0.06	$(0.71)	$(0.65)	$—		$—	$—	$—	$10.24	(5.97)%	$15	1.15	%(e)	2.83	%(e)	0.90	%(e)(f)	13%
2023	8.70	0.07	3.34	3.41	(0.07)		(1.15)	(1.22)	—	10.89	38.93	16	0.74		3.37		0.90	(f)	42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)		(0.49)	(0.54)	—	8.70	(16.17)	11	0.52		3.40		0.90	(f)(g)	30
2021	10.66	(0.02)	2.05	2.03	(0.07)		(1.58)	(1.65)	0.00	11.04	19.38	13	(0.18)		3.49		0.90	(f)(h)	79
2020	9.26	0.05	1.41	1.46	(0.06)		—	(0.06)	—	10.66	15.76	11	0.66		9.40		0.90	(f)	63
2019	8.62	0.04	0.95	0.99	(0.04)		(0.31)	(0.35)	—	9.26	11.47	10	0.43		10.81		1.23	(g)	131
Class C
2024(d)	$10.85	$0.06	$(0.71)	$(0.65)	$—		$—	$—	$—	$10.20	(5.99)%	$14	1.15	%(e)	3.58	%(e)	0.90	%(e)(f)	13%
2023	8.66	0.07	3.33	3.40	(0.07)		(1.14)	(1.21)	—	10.85	39.06	15	0.74		4.12		0.90	(f)	42
2022	11.00	0.05	(1.85)	(1.80)	(0.05)		(0.49)	(0.54)	—	8.66	(16.25)	11	0.52		4.15		0.90	(f)(g)	30
2021	10.63	(0.02)	2.04	2.02	(0.07)		(1.58)	(1.65)	0.00	11.00	19.34	13	(0.18)		4.24		0.90	(f)(h)	79
2020	9.23	0.05	1.41	1.46	(0.06)		—	(0.06)	—	10.63	15.81	11	0.66		10.15		0.90	(f)	63
2019	8.61	(0.02)	0.95	0.93	(0.00	)(b)	(0.31)	(0.31)	—	9.23	10.83	9	(0.25)		11.56		1.92	(g)	131
Class I
2024(d)	$10.90	$0.06	$(0.72)	$(0.66)	$—		$—	$—	$—	$10.24	(6.06)%	$10,302	1.15	%(e)	2.58	%(e)	0.90	%(e)(f)	13%
2023	8.70	0.08	3.34	3.42	(0.07)		(1.15)	(1.22)	—	10.90	39.05	11,428	0.74		3.12		0.90	(f)	42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)		(0.49)	(0.54)	—	8.70	(16.17)	6,440	0.52		3.15		0.90	(f)(g)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)		(1.58)	(1.65)	0.00	11.04	19.25	6,801	(0.18)		3.24		0.90	(f)(h)	79
2020	9.26	0.09	1.38	1.47	(0.06)		—	(0.06)	—	10.67	15.87	3,922	1.11		9.15		0.90	(f)	63
2019	8.61	0.08	0.94	1.02	(0.06)		(0.31)	(0.37)	—	9.26	11.84	1,605	0.84		10.56		1.00	(g)	131

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $93,549, $176,163, $148,978, $147,312, $163,109, and $126,588 for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

(d)	For the six months ended June 30, 2024, unaudited.

(e)	Annualized.

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, and 2020. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.91%, 0.92%, 0.92%, 0.92%, and 0.96% for each Class, respectively.

(g)	The Fund incurred interest expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2019, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.22% (Class AAA and Class A),1.90% (Class C), and 0.99% (Class I), respectively.

(h)	The Fund incurred tax expense for the year ended December 31, 2021 and there was no impact on the expense ratios.

See accompanying notes to financial statements

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Mini Mites Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund commenced investment operations on October 1, 2018.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Building and Construction	$273,642	$12	—	$273,654
Business Services	352,628	—	$26,016	378,644
Computer Software and Services	220,627	534	—	221,161
Consumer Products	555,375	153,156	—	708,531
Energy and Utilities	251,886	609	—	252,495
Entertainment	567,326	10,618	—	577,944
Health Care	591,537	—	0	591,537
Machinery	418,520	—	29,558	448,078
Wireless Telecommunications Services	—	8,007	—	8,007
Other Industries (b)	5,111,791	—	—	5,111,791
Total Common Stocks	8,343,332	172,936	55,574	8,571,842
Rights (b)	—	920	—	920
Warrants (b)	2,200	—	—	2,200
U.S. Government Obligations	—	1,794,886	—	1,794,886
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$8,345,532	$1,968,742	$55,574	$10,369,848

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2024, the Fund did not have material transfers into or out of Level 3. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2024, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV per share of the Fund.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$529,059
Net long term capital gains	543,730
Total distributions paid	$1,072,789

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$11,037,556	$1,480,337	$(2,148,045)	$(667,708)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2025, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2024, the Adviser reimbursed the Fund in the amount of $93,549. In addition, the Fund has agreed, during the two

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses (continuing the same foregoing exclusions as above) of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $418,690:

For the year ended December 31, 2022, expiring December 31, 2024	$148,978
For the year ended December 31, 2023, expiring December 31, 2025	176,163
For the six months ended June 30, 2024, expiring December 31, 2026	93,549
$418,690

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $2,227,168 and $1,159,327, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $2,426 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. During the six months ended June 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $724.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2024.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2024, there were no borrowings under the line of credit.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2024 and the year ended December 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares issued upon reinvestment of distributions	—	—	838	$9,263
Net increase	—	—	838	$9,263
Class A
Shares issued upon reinvestment of distributions	—	—	141	$1,554
Net increase	—	—	141	$1,554
Class C
Shares issued upon reinvestment of distributions	—	—	140	$1,543
Net increase	—	—	140	$1,543
Class I
Shares sold	110,770	$1,199,976	244,596	$2,652,277
Shares issued upon reinvestment of distributions	—	—	95,556	1,055,891
Shares redeemed	(153,650)	(1,646,161)	(31,989)	(339,658)
Net increase/(decrease)	(42,880)	$(446,185)	308,163	$3,368,510

9. Significant Shareholder. As of June 30, 2024, approximately 61.8% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Mini Mites Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3634Q224SAR

GABELLI FUNDS

THE GABELLI GLOBAL MINI MITES™ FUND

Semiannual Report
June 30, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement (c)(d)		Portfolio Turnover Rate
Class AAA
2024(e)	$18.68	$0.10	(f)	$2.40	$2.50	$—	$—	$—	$0.00	$21.18	13.38%	$51,377		1.07	%(f)(g)	1.80	%(g)	0.90	%(g)	6%
2023	15.25	0.06		3.43	3.49	(0.06)	—	(0.06)	0.00	18.68	22.89	47,834		0.36		1.90		0.91		11
2022	21.86	0.03		(6.29)	(6.26)	(0.35)	—	(0.35)	0.00	15.25	(28.62)	42,290		0.18		1.81		0.97	(h)	17
2021	22.18	0.56	(f)	0.59	1.15	(0.62)	(0.85)	(1.47)	—	21.86	5.17	65,025		2.33	(f)	1.65		0.90	(h)(i)	26
2020	19.64	0.11	(f)	3.11	3.22	(0.46)	(0.22)	(0.68)	0.00	22.18	16.42	67,239		0.57	(f)	1.77		0.90	(i)	41
2019	18.08	0.32		2.51	2.83	(0.37)	(0.90)	(1.27)	0.00	19.64	15.62	65,024		1.63		1.74		1.69	(i)	14
Class A
2024(e)	$18.87	$0.11	(f)	$2.41	$2.52	$—	$—	$—	$0.00	$21.39	13.35%	$254		1.08	%(f)(g)	1.80	%(g)	0.90	%(g)	6%
2023	15.40	0.06		3.47	3.53	(0.06)	—	(0.06)	0.00	18.87	22.92	224		0.36		1.90		0.91		11
2022	22.07	0.03		(6.35)	(6.32)	(0.35)	—	(0.35)	0.00	15.40	(28.62)	228		0.19		1.81		0.97	(h)	17
2021	22.38	0.56	(f)	0.60	1.16	(0.62)	(0.85)	(1.47)	—	22.07	5.16	428		2.30	(f)	1.65		0.90	(h)(i)	26
2020	19.81	0.11	(f)	3.14	3.25	(0.46)	(0.22)	(0.68)	0.00	22.38	16.43	422		0.59	(f)	1.77		0.90	(i)	41
2019	18.23	0.36		2.50	2.86	(0.38)	(0.90)	(1.28)	0.00	19.81	15.64	374		1.80		1.74		1.68	(i)	14
Class C
2024(e)	$18.47	$0.10	(f)	$2.39	$2.49	$—	$—	$—	$—	$20.96	13.91%	$0	(j)	1.05	%(f)(g)	1.99	%(g)	0.90	%(g)	6%
2023	12.00	0.06		6.47	6.53	(0.06)	—	(0.06)	—	18.47	54.42	0	(j)	0.38		2.64		0.91		11
2022	21.24	0.02		(9.26)	(9.24)	—	—	—	—	12.00	(43.50)	0	(j)	0.12		2.56		0.97	(h)	17
2021	21.59	0.64	(f)	0.48	1.12	(0.62)	(0.85)	(1.47)	—	21.24	5.17	3		2.76	(f)	2.40		0.91	(h)(i)	26
2020	19.13	0.10	(f)	3.04	3.14	(0.46)	(0.22)	(0.68)	—	21.59	16.44	49		0.54	(f)	2.52		0.90	(i)	41
2019	17.45	0.04		2.55	2.59	(0.01)	(0.90)	(0.91)	0.00	19.13	14.81	84		0.19		2.49		2.45	(i)	14
Class I
2024(e)	$18.62	$0.10	(f)	$2.39	$2.49	$—	$—	$—	$0.00	$21.11	13.37%	$12,054		1.07	%(f)(g)	1.55	%(g)	0.90	%(g)	6%
2023	15.20	0.06		3.42	3.48	(0.06)	—	(0.06)	0.00	18.62	22.90	10,704		0.36		1.65		0.91		11
2022	21.79	0.03		(6.27)	(6.24)	(0.35)	—	(0.35)	0.00	15.20	(28.62)	8,938		0.18		1.56		0.97	(h)	17
2021	22.11	0.55	(f)	0.60	1.15	(0.62)	(0.85)	(1.47)	—	21.79	5.18	13,523		2.32	(f)	1.40		0.90	(h)(i)	26
2020	19.58	0.11	(f)	3.10	3.21	(0.46)	(0.22)	(0.68)	0.00	22.11	16.42	13,931		0.58	(f)	1.52		0.90	(i)	41
2019	18.03	0.46		2.51	2.97	(0.52)	(0.90)	(1.42)	0.00	19.58	16.42	12,495		2.33		1.49		0.99	(i)	14

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $256,977, $527,312, $490,627, $589,925, $591,218, and $91,150 for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90% and 0.96% for each Class for the years ended December 31, 2023 and 2022, respectively. For the six months ended June 30, 2024 and the years ended December 31, 2021, 2020, and 2019, the effect of interest expense was minimal.

(e)	For the six months ended June 30, 2024, unaudited.

(f)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.05, $0.05, and $0.09 (Class AAA), $0.06, $0.04, and $0.09 (Class A), $0.05, $0.15, and $0.08 (Class C), and $0.05, $0.05, and $0.09 (Class I), and the net investment income ratios would have been 0.56%, 0.20%, and 0.45% (Class AAA), 0.57%, 0.18%, and 0.47% (Class A), 0.54%, 0.63%, and 0.41% (Class C), and 0.55%, 0.20%, and 0.46% (Class I) for the six months ended June 30, 2024 and the years ended December 31, 2021 and 2020, respectively.

(g)	Annualized.

(h)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% and 0.90% for each Class.

(i)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2021, 2020, and 2019, there was no impact to the expense ratios.

(j)	Actual number of shares outstanding is 10.02, 10.02, and 0.02 for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively.

See accompanying notes to financial statements.

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2024(d)	$45.77	$(0.05)	$11.20	$11.15	$—		$—	$—		$—	$0.00	$56.92	24.36%	$105,231	(0.21	)%(e)	1.52	%(e)	0.90	%(e)	14%
2023	34.14	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.77	34.47	89,342	(0.18)		1.61		0.90		37
2022	54.68	(0.14)	(20.34)	(20.48)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.14	(37.45)	73,186	(0.34)		1.52		0.90	(f)(g)	36
2021	47.04	(0.25)	10.19	9.94	(0.02)		(2.28)	—		(2.30)	0.00	54.68	21.10	126,055	(0.49)		1.50		0.91	(f)	49
2020	35.56	(0.05)	12.64	12.59	(0.09)		(1.02)	—		(1.11)	0.00	47.04	35.43	115,210	(0.14)		1.57		0.90		50
2019	29.94	(0.07)	9.29	9.22	—		(3.60)	—		(3.60)	0.00	35.56	30.73	88,287	(0.21)		1.63		1.22		78
Class A
2024(d)	$45.74	$(0.05)	$11.19	$11.14	$—		$—	$—		$—	$0.00	$56.88	24.36%	$5,272	(0.20	)%(e)	1.52	%(e)	0.90	%(e)	14%
2023	34.11	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.74	34.50	3,973	(0.19)		1.61		0.90		37
2022	54.64	(0.14)	(20.33)	(20.47)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.11	(37.46)	2,957	(0.35)		1.52		0.90	(f)(g)	36
2021	47.01	(0.25)	10.18	9.93	(0.02)		(2.28)	—		(2.30)	0.00	54.64	21.09	5,252	(0.49)		1.50		0.91	(f)	49
2020	35.55	(0.05)	12.62	12.57	(0.09)		(1.02)	—		(1.11)	0.00	47.01	35.38	4,804	(0.12)		1.57		0.90		50
2019	29.93	(0.08)	9.30	9.22	—		(3.60)	—		(3.60)	0.00	35.55	30.74	5,332	(0.21)		1.63		1.22		78
Class C
2024(d)	$36.88	$(0.04)	$9.03	$8.99	$—		$—	$—		$—	$0.00	$45.87	24.38%	$933	(0.20	)%(e)	2.27	%(e)	0.90	%(e)	14%
2023	27.53	(0.06)	9.55	9.49	(0.14)		—	(0.00	)(b)	(0.14)	0.00	36.88	34.46	952	(0.19)		2.36		0.90		37
2022	44.09	(0.12)	(16.39)	(16.51)	(0.00	)(b)	(0.05)	—		(0.05)	0.00	27.53	(37.45)	881	(0.36)		2.27		0.90	(f)(g)	36
2021	38.30	(0.21)	8.30	8.09	(0.02)		(2.28)	—		(2.30)	0.00	44.09	21.08	2,411	(0.49)		2.25		0.91	(f)	49
2020	29.11	(0.04)	10.34	10.30	(0.09)		(1.02)	—		(1.11)	0.00	38.30	35.41	2,376	(0.12)		2.32		0.90		50
2019	25.18	(0.25)	7.78	7.53	—		(3.60)	—		(3.60)	0.00	29.11	29.82	2,598	(0.84)		2.38		1.87		78
Class I
2024(d)	$47.00	$(0.05)	$11.50	$11.45	$—		$—	$—		$—	$0.00	$58.45	24.36%	$72,374	(0.20	)%(e)	1.27	%(e)	0.90	%(e)	14%
2023	35.05	(0.08)	12.17	12.09	(0.14)		—	(0.00	)(b)	(0.14)	0.00	47.00	34.48	56,611	(0.18)		1.36		0.90		37
2022	56.12	(0.14)	(20.87)	(21.01)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	35.05	(37.43)	53,709	(0.35)		1.27		0.90	(f)(g)	36
2021	48.23	(0.26)	10.45	10.19	(0.02)		(2.28)	—		(2.30)	0.00	56.12	21.10	106,107	(0.50)		1.25		0.91	(f)	49
2020	36.45	(0.08)	12.97	12.89	(0.09)		(1.02)	—		(1.11)	0.00	48.23	35.39	70,888	(0.18)		1.32		0.90		50
2019	30.55	0.01	9.49	9.50	—		(3.60)	—		(3.60)	0.00	36.45	31.03	16,566	0.03		1.38		0.99		78

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $442,040, $882,743, $880,676, $1,048,506, $876,253, and $412,641 for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

(d)	For the six months ended June 30, 2024, unaudited.

(e)	Annualized.

(f)	The Fund incurred tax expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2021, if tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022, there was no impact to the expense ratios.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement (c)(d)(e)		Portfolio Turnover Rate
Class AAA
2024(f)	$30.30	$0.40	(g)	$(0.88)	$(0.48)	$—	$—	$—	$—	$—	$29.82	(1.58)%	$2,488	2.63	%(g)(h)	1.71	%(h)	0.90	%(h)	2%
2023	28.22	0.48		2.32	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.30	9.92	4,081	1.64		1.71		0.90		9
2022	34.68	0.30		(5.73)	(5.43)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.22	(15.63)	3,954	1.01		1.65		0.90		11
2021	29.04	0.39	(g)	5.79	6.18	(0.17)	(0.37)	—	(0.54)	0.00	34.68	21.32	4,914	1.21	(g)	1.62		0.90		10
2020	26.18	0.19		2.87	3.06	(0.20)	—	—	(0.20)	0.00	29.04	11.68	5,157	0.79		1.72		0.90		8
2019	23.00	0.08	(g)	3.22	3.30	(0.08)	(0.04)	—	(0.12)	0.00	26.18	14.38	6,194	0.34	(g)	1.70		1.65		5
Class A
2024(f)	$30.36	$0.42	(g)	$(0.90)	$(0.48)	$—	$—	$—	$—	$—	$29.88	(1.58)%	$838	2.77	%(g)(h)	1.71	%(h)	0.90	%(h)	2%
2023	28.28	0.49		2.31	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.36	9.90	813	1.65		1.71		0.90		9
2022	34.75	0.29		(5.73)	(5.44)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.28	(15.62)	815	0.97		1.65		0.90		11
2021	29.10	0.39	(g)	5.80	6.19	(0.17)	(0.37)	—	(0.54)	0.00	34.75	21.31	1,169	1.19	(g)	1.62		0.90		10
2020	26.23	0.18		2.89	3.07	(0.20)	—	—	(0.20)	0.00	29.10	11.69	840	0.76		1.72		0.90		8
2019	23.04	0.09	(g)	3.21	3.30	(0.07)	(0.04)	—	(0.11)	0.00	26.23	14.35	1,441	0.35	(g)	1.70		1.66		5
Class C
2024(f)	$25.14	$0.32	(g)	$(0.72)	$(0.40)	$—	$—	$—	$—	$—	$24.74	(1.59)%	$307	2.56	%(g)(h)	2.46	%(h)	0.90	%(h)	2%
2023	23.51	0.40		1.93	2.33	(0.57)	(0.04)	(0.09)	(0.70)	—	25.14	9.89	373	1.64		2.46		0.90		9
2022	28.93	0.25		(4.77)	(4.52)	(0.26)	(0.63)	(0.01)	(0.90)	—	23.51	(15.59)	417	1.00		2.40		0.90		11
2021	24.30	0.34	(g)	4.83	5.17	(0.17)	(0.37)	—	(0.54)	0.00	28.93	21.32	654	1.23	(g)	2.38		0.90		10
2020	21.94	0.15		2.41	2.56	(0.20)	—	—	(0.20)	0.00	24.30	11.65	968	0.74		2.47		0.90		8
2019	19.35	(0.09	)(g)	2.72	2.63	—	(0.04)	—	(0.04)	0.00	21.94	13.61	1,836	(0.43	)(g)	2.45		2.37		5
Class I
2024(f)	$30.43	$0.41	(g)	$(0.90)	$(0.49)	$—	$—	$—	$—	$—	$29.94	(1.61)%	$52,203	2.72	%(g)(h)	1.46	%(h)	0.90	%(h)	2%
2023	28.34	0.51		2.30	2.81	(0.57)	(0.05)	(0.10)	(0.72)	—	30.43	9.91	52,055	1.72		1.46		0.90		9
2022	34.82	0.30		(5.75)	(5.45)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.34	(15.61)	47,336	0.99		1.40		0.90		11
2021	29.15	0.39	(g)	5.82	6.21	(0.17)	(0.37)	—	(0.54)	0.00	34.82	21.34	62,757	1.20	(g)	1.37		0.90		10
2020	26.28	0.19		2.88	3.07	(0.20)	—	—	(0.20)	0.00	29.15	11.67	48,234	0.79		1.47		0.90		8
2019	23.08	0.25	(g)	3.24	3.49	(0.25)	(0.04)	—	(0.29)	0.00	26.28	15.11	44,180	1.01	(g)	1.45		0.99		5

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods/years presented, there was no impact on the expense ratios.

(d)	The Fund incurred interest expense, the effect of which was minimal.

(e)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $163,260, $357,890, $295,664, $311,048, $295,855, and $196,584 for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

(f)	For the six months ended June 30, 2024, unaudited.

(g)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.36, $0.19, and $0.03 (Class AAA), $0.38, $0.19, and $0.04 (Class A), $0.29, $0.17, and $(0.13) (Class C), and $0.38, $0.19, and $0.20 (Class I), and the net investment income/(loss) ratios would have been 2.39%, 0.59%, and 0.14% (Class AAA), 2.53%, 0.57%, and 0.14% (Class A), 2.32%, 0.61%, and (0.64)% (Class C), 2.48%, 0.58%, and 0.80% (Class I), for the six months ended June 30, 2024 and the years ended December 31, 2021 and 2019, respectively.

(h)	Annualized.

See accompanying notes to financial statements.

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement (c)(d)		Portfolio Turnover Rate
Class AAA
2024(e)	$12.21	$0.10		$(0.49)	$(0.39)	$—	$—		$—	$—	$11.82	(3.19)%	$3,489	1.69	%(f)	4.50	%(f)	0.92	%(f)(g)	3%
2023	11.68	0.12		0.62	0.74	(0.21)	—		(0.21)	0.00	12.21	6.32	4,010	1.00		4.02		0.93	(g)	6
2022	15.75	0.18	(h)	(4.20)	(4.02)	(0.05)	—		(0.05)	0.00	11.68	(25.50)	4,216	1.48	(h)	3.64		0.92	(g)(i)	5
2021	15.44	0.13	(h)	0.51	0.64	(0.33)	(0.00	)(b)	(0.33)	0.00	15.75	4.16	6,191	0.79	(h)	2.89		0.92	(i)	15
2020	13.06	0.06		2.44	2.50	(0.12)	—		(0.12)	0.00	15.44	19.16	6,617	0.51		3.65		0.91		22
2019	11.09	0.19	(h)	2.68	2.87	(0.22)	(0.68)		(0.90)	0.00	13.06	25.94	6,366	1.50	(h)	3.41		1.00		9
Class A
2024(e)	$12.18	$0.10		$(0.49)	$(0.39)	$—	$—		$—	$—	$11.79	(3.20)%	$50	1.72	%(f)	4.50	%(f)	0.92	%(f)(g)	3%
2023	11.65	0.12		0.62	0.74	(0.21)	—		(0.21)	0.00	12.18	6.34	52	1.01		4.02		0.93	(g)	6
2022	15.72	0.17	(h)	(4.19)	(4.02)	(0.05)	—		(0.05)	0.00	11.65	(25.55)	49	1.40	(h)	3.64		0.92	(g)(i)	5
2021	15.40	0.13	(h)	0.52	0.65	(0.33)	(0.00	)(b)	(0.33)	0.00	15.72	4.24	104	0.82	(h)	2.89		0.92	(i)	15
2020	13.03	0.06		2.43	2.49	(0.12)	—		(0.12)	0.00	15.40	19.13	101	0.50		3.65		0.91		22
2019	11.05	0.07	(h)	2.67	2.74	(0.08)	(0.68)		(0.76)	0.00	13.03	24.86	91	0.60	(h)	3.41		1.91		9
Class C
2024(e)	$10.92	$0.09		$(0.44)	$(0.35)	$—	$—		$—	$—	$10.57	(3.21)%	$7	1.72	%(f)	5.25	%(f)	0.92	%(f)(g)	3%
2023	10.46	0.11		0.56	0.67	(0.21)	—		(0.21)	0.00	10.92	6.39	8	1.01		4.77		0.93	(g)	6
2022	14.12	0.15	(h)	(3.76)	(3.61)	(0.05)	—		(0.05)	—	10.46	(25.55)	7	1.36	(h)	4.39		0.92	(g)(i)	5
2021	13.87	0.11	(h)	0.47	0.58	(0.33)	(0.00	)(b)	(0.33)	0.00	14.12	4.20	16	0.77	(h)	3.64		0.92	(i)	15
2020	11.74	0.05		2.20	2.25	(0.12)	—		(0.12)	0.00	13.87	19.19	28	0.48		4.40		0.91		22
2019	10.02	(0.01	)(h)	2.41	2.40	—	(0.68)		(0.68)	0.00	11.74	24.01	26	(0.12	)(h)	4.16		2.61		9
Class I
2024(e)	$12.55	$0.11		$(0.51)	$(0.40)	$—	$—		$—	$—	$12.15	(3.19)%	$2,341	1.73	%(f)	4.25	%(f)	0.92	%(f)(g)	3%
2023	11.99	0.12		0.65	0.77	(0.21)	—		(0.21)	0.00	12.55	6.41	2,378	0.99		3.77		0.93	(g)	6
2022	16.18	0.19	(h)	(4.33)	(4.14)	(0.05)	—		(0.05)	0.00	11.99	(25.57)	2,592	1.52	(h)	3.39		0.92	(g)(i)	5
2021	15.85	0.14	(h)	0.52	0.66	(0.33)	(0.00	)(b)	(0.33)	0.00	16.18	4.18	4,376	0.87	(h)	2.64		0.92	(i)	15
2020	13.41	0.05		2.51	2.56	(0.12)	—		(0.12)	0.00	15.85	19.11	4,342	0.39		3.40		0.91		22
2019	11.39	0.19	(h)	2.77	2.96	(0.26)	(0.68)		(0.94)	0.00	13.41	26.04	1,312	1.52	(h)	3.16		1.00		9

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $103,326, $251,208, $205,704, $216,306, $210,061, and $184,323 for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, 0.91%, and 0.90% for each Class for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, and 2020. For the years ended December 31, 2021 and 2019, the effect of interest expense was minimal.

(e)	For the six months ended June 30, 2024, unaudited.

(f)	Annualized.

(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.95% and 0.95% for each Class for the six months ended June 30, 2024 and the year ended December 31, 2023. For the year ended December 31, 2022, there was no impact to the expense ratios.

(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.09, $0.06, and $0.15 (Class AAA), $0.08, $0.06, and $0.04 (Class A), $0.07, $0.05, and $(0.05) (Class C), and $0.10, $0.07, and $0.15 (Class I), and the net investment income/(loss) ratios would have been 0.77%, 0.36%, and 1.19% (Class AAA), 0.69%, 0.39%, and 0.29% (Class A), 0.65%, 0.34%, and (0.43%) (Class C), and 0.81%, 0.44%, and 1.21% (Class I) for the years ended December 31, 2022, 2021, and 2019, respectively.

(i)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2024(d)	$10.90	$0.06	$(0.72)	$(0.66)	$—		$—	$—	$—	$10.24	(6.06)%	$87	1.15	%(e)	2.83	%(e)	0.90	%(e)(f)	13%
2023	8.70	0.07	3.35	3.42	(0.07)		(1.15)	(1.22)	—	10.90	39.05	92	0.74		3.37		0.90	(f)	42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)		(0.49)	(0.54)	—	8.70	(16.17)	67	0.52		3.40		0.90	(f)(g)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)		(1.58)	(1.65)	0.00	11.04	19.25	83	(0.17)		3.49		0.90	(f)(h)	79
2020	9.26	0.05	1.42	1.47	(0.06)		—	(0.06)	—	10.67	15.87	120	0.61		9.40		0.90	(f)	63
2019	8.62	0.05	0.94	0.99	(0.04)		(0.31)	(0.35)	—	9.26	11.49	114	0.53		10.81		1.23	(g)	131
Class A
2024(d)	$10.89	$0.06	$(0.71)	$(0.65)	$—		$—	$—	$—	$10.24	(5.97)%	$15	1.15	%(e)	2.83	%(e)	0.90	%(e)(f)	13%
2023	8.70	0.07	3.34	3.41	(0.07)		(1.15)	(1.22)	—	10.89	38.93	16	0.74		3.37		0.90	(f)	42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)		(0.49)	(0.54)	—	8.70	(16.17)	11	0.52		3.40		0.90	(f)(g)	30
2021	10.66	(0.02)	2.05	2.03	(0.07)		(1.58)	(1.65)	0.00	11.04	19.38	13	(0.18)		3.49		0.90	(f)(h)	79
2020	9.26	0.05	1.41	1.46	(0.06)		—	(0.06)	—	10.66	15.76	11	0.66		9.40		0.90	(f)	63
2019	8.62	0.04	0.95	0.99	(0.04)		(0.31)	(0.35)	—	9.26	11.47	10	0.43		10.81		1.23	(g)	131
Class C
2024(d)	$10.85	$0.06	$(0.71)	$(0.65)	$—		$—	$—	$—	$10.20	(5.99)%	$14	1.15	%(e)	3.58	%(e)	0.90	%(e)(f)	13%
2023	8.66	0.07	3.33	3.40	(0.07)		(1.14)	(1.21)	—	10.85	39.06	15	0.74		4.12		0.90	(f)	42
2022	11.00	0.05	(1.85)	(1.80)	(0.05)		(0.49)	(0.54)	—	8.66	(16.25)	11	0.52		4.15		0.90	(f)(g)	30
2021	10.63	(0.02)	2.04	2.02	(0.07)		(1.58)	(1.65)	0.00	11.00	19.34	13	(0.18)		4.24		0.90	(f)(h)	79
2020	9.23	0.05	1.41	1.46	(0.06)		—	(0.06)	—	10.63	15.81	11	0.66		10.15		0.90	(f)	63
2019	8.61	(0.02)	0.95	0.93	(0.00	)(b)	(0.31)	(0.31)	—	9.23	10.83	9	(0.25)		11.56		1.92	(g)	131
Class I
2024(d)	$10.90	$0.06	$(0.72)	$(0.66)	$—		$—	$—	$—	$10.24	(6.06)%	$10,302	1.15	%(e)	2.58	%(e)	0.90	%(e)(f)	13%
2023	8.70	0.08	3.34	3.42	(0.07)		(1.15)	(1.22)	—	10.90	39.05	11,428	0.74		3.12		0.90	(f)	42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)		(0.49)	(0.54)	—	8.70	(16.17)	6,440	0.52		3.15		0.90	(f)(g)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)		(1.58)	(1.65)	0.00	11.04	19.25	6,801	(0.18)		3.24		0.90	(f)(h)	79
2020	9.26	0.09	1.38	1.47	(0.06)		—	(0.06)	—	10.67	15.87	3,922	1.11		9.15		0.90	(f)	63
2019	8.61	0.08	0.94	1.02	(0.06)		(0.31)	(0.37)	—	9.26	11.84	1,605	0.84		10.56		1.00	(g)	131

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $93,549, $176,163, $148,978, $147,312, $163,109, and $126,588 for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

(d)	For the six months ended June 30, 2024, unaudited.

(e)	Annualized.

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, and 2020. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.91%, 0.92%, 0.92%, 0.92%, and 0.96% for each Class, respectively.

(g)	The Fund incurred interest expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2019, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.22% (Class AAA and Class A),1.90% (Class C), and 0.99% (Class I), respectively.

(h)	The Fund incurred tax expense for the year ended December 31, 2021 and there was no impact on the expense ratios.

See accompanying notes to financial statements

Item 8. Changes in and Disagreements with Accountants for Open -End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

E. Val Cerutti	$5,000
Anthony J. Colavita	$6,000
Werner J. Roeder	$6,000
Anthonie C. van Ekris	$5,000
Salvatore J. Zizza	$7,000

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.